UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2022

WESTERN ASSET

CORE BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Bond Fund for the six-month reporting period ended June 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

II	Western Asset Core Bond Fund

Performance review

For the six months ended June 30, 2022, Class I shares of Western Asset Core Bond Fund returned -13.75%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Aggregate Indexi, returned -10.35% for the same period. The Lipper Core Bond Funds Category Averageii returned -10.93% over the same time frame.

Performance Snapshot as of June 30, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Bond Fund:
Class A	-13.91%
Class C	-14.21%
Class C1	-14.10%
Class FI	-13.90%
Class R	-14.04%
Class I	-13.75%
Class IS	-13.71%
Bloomberg U.S. Aggregate Index	-10.35%
Lipper Core Bond Funds Category Average	-10.93%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2022 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.80%, 2.24%, 2.40%, 2.93%, 2.60%, 3.30% and 3.33%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class R and Class I shares would have been 2.79%, 2.57% and 3.21%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.83%, 1.53%, 1.27%, 0.81%, 1.16%, 0.54% and 0.43%, respectively.

Western Asset Core Bond Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.42% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed the expense limitation (“expense cap”) for Class A, Class R, Class I and Class IS shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Active and frequent trading may increase a shareholder’s tax

IV	Western Asset Core Bond Fund

liability and transaction costs, which could detract from Fund performance. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 515 funds in the Fund’s Lipper category, and excluding sales changes, if any.

Western Asset Core Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2022 and December 31, 2021 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Bond Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-13.91%	$1,000.00	$860.90	0.82%	$3.78	Class A	5.00%	$1,000.00	$1,020.73	0.82%	$4.11
Class C	-14.21	1,000.00	857.90	1.53	7.05	Class C	5.00	1,000.00	1,017.21	1.53	7.65
Class C1	-14.10	1,000.00	859.00	1.35	6.22	Class C1	5.00	1,000.00	1,018.10	1.35	6.76
Class FI	-13.90	1,000.00	861.00	0.81	3.74	Class FI	5.00	1,000.00	1,020.78	0.81	4.06
Class R	-14.04	1,000.00	859.60	1.15	5.30	Class R	5.00	1,000.00	1,019.09	1.15	5.76
Class I	-13.75	1,000.00	862.50	0.45	2.08	Class I	5.00	1,000.00	1,022.56	0.45	2.26
Class IS	-13.71	1,000.00	862.90	0.42	1.94	Class IS	5.00	1,000.00	1,022.71	0.42	2.11

2	Western Asset Core Bond Fund 2022 Semi-Annual Report

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Bond Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 36.0%
Communication Services — 4.0%
Diversified Telecommunication Services — 1.5%
AT&T Inc., Senior Notes	3.800%	2/15/27	$5,087,000	$4,987,720
AT&T Inc., Senior Notes	2.300%	6/1/27	12,330,000	11,264,166
AT&T Inc., Senior Notes	1.650%	2/1/28	17,520,000	15,172,207
AT&T Inc., Senior Notes	2.250%	2/1/32	10,810,000	8,841,996
AT&T Inc., Senior Notes	2.550%	12/1/33	4,920,000	3,996,952
AT&T Inc., Senior Notes	5.350%	9/1/40	2,210,000	2,186,704
AT&T Inc., Senior Notes	5.550%	8/15/41	2,560,000	2,639,493
AT&T Inc., Senior Notes	4.350%	6/15/45	3,210,000	2,809,157
AT&T Inc., Senior Notes	3.300%	2/1/52	2,130,000	1,567,911
AT&T Inc., Senior Notes	3.500%	9/15/53	9,461,000	7,187,382
AT&T Inc., Senior Notes	3.550%	9/15/55	12,151,000	9,124,245
AT&T Inc., Senior Notes	3.800%	12/1/57	790,000	611,957
AT&T Inc., Senior Notes	3.650%	9/15/59	2,080,000	1,562,428
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	214,604
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	2,505,899
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,387,000	2,259,694
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,114,000	6,103,948
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	1,863,257
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	7,170,000	6,374,417
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	9,594,525
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,673,450
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	4,633,117
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	7,020,000	5,645,194
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	21,430,000	18,341,009
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	20,529,000	17,039,011
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	40,598,000	39,636,931

See Notes to Financial Statements.

4	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	$2,097,000	$2,176,173
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	16,300,000	11,984,434
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,220,000	1,811,159
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	6,606,000	5,645,122
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	3,739,000	3,322,771
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	5,144,000	5,074,465
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	608,589
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,750,000	12,780,321
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	14,970,000	10,645,031
Total Diversified Telecommunication Services				241,885,439
Entertainment — 0.4%
Magallanes Inc., Senior Notes	3.755%	3/15/27	3,410,000	3,201,465	(a)
Magallanes Inc., Senior Notes	4.054%	3/15/29	4,560,000	4,180,145	(a)
Magallanes Inc., Senior Notes	4.279%	3/15/32	27,300,000	24,425,305	(a)
Magallanes Inc., Senior Notes	5.050%	3/15/42	1,650,000	1,406,349	(a)
Magallanes Inc., Senior Notes	5.141%	3/15/52	20,020,000	16,829,983	(a)
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	41,118
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,351,015
Total Entertainment				52,435,380
Interactive Media & Services — 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	1,740,000	1,600,952
Alphabet Inc., Senior Notes	0.800%	8/15/27	3,240,000	2,816,895
Alphabet Inc., Senior Notes	1.100%	8/15/30	3,810,000	3,130,333
Alphabet Inc., Senior Notes	1.900%	8/15/40	3,820,000	2,745,044
Alphabet Inc., Senior Notes	2.050%	8/15/50	2,360,000	1,587,367
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	8,492,000	8,074,203	(a)
Tencent Holdings Ltd., Senior Notes	3.975%	4/11/29	2,000,000	1,896,356	(a)
Tencent Holdings Ltd., Senior Notes	2.390%	6/3/30	3,000,000	2,513,823	(a)
Tencent Holdings Ltd., Senior Notes	3.240%	6/3/50	7,000,000	4,839,957	(b)
Total Interactive Media & Services				29,204,930

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	$24,874,000	$24,965,472
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	868,953
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,296,000	5,888,707
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	25,297,000	24,376,077
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	2,440,000	1,956,625
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	9,540,000	8,530,008
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	171,233
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,917,000	4,378,266
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	3,280,000	2,281,352
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	2,410,283

See Notes to Financial Statements.

6	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	$2,242,000	$1,913,416
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	1,668,393
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	8,887,000	7,373,568
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	7,320,000	5,814,747
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	10,000,000	6,961,366
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,500,000	5,606,410
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	5,440,000	4,633,043
Comcast Corp., Senior Notes	3.950%	10/15/25	6,395,000	6,429,277
Comcast Corp., Senior Notes	3.150%	3/1/26	4,835,000	4,714,279
Comcast Corp., Senior Notes	3.300%	4/1/27	2,900,000	2,811,983
Comcast Corp., Senior Notes	4.150%	10/15/28	26,781,000	26,732,369
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	3,681,570
Comcast Corp., Senior Notes	4.250%	10/15/30	17,717,000	17,486,975
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	4,173,276
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	2,908,267
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	3,107,530
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,226,985
Comcast Corp., Senior Notes	3.750%	4/1/40	3,580,000	3,143,792
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	552,538
Comcast Corp., Senior Notes	4.000%	8/15/47	1,510,000	1,309,099

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Comcast Corp., Senior Notes	3.969%	11/1/47	$5,770,000	$5,001,943
Comcast Corp., Senior Notes	4.000%	3/1/48	6,080,000	5,298,454
Comcast Corp., Senior Notes	3.999%	11/1/49	1,070,000	935,455
Comcast Corp., Senior Notes	3.450%	2/1/50	2,420,000	1,929,973
Comcast Corp., Senior Notes	2.800%	1/15/51	4,350,000	3,086,379
Comcast Corp., Senior Notes	2.887%	11/1/51	6,340,000	4,537,450
Comcast Corp., Senior Notes	2.937%	11/1/56	5,924,000	4,128,620
Comcast Corp., Senior Notes	4.950%	10/15/58	1,150,000	1,151,648
Fox Corp., Senior Notes	5.476%	1/25/39	18,060,000	17,565,709
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,441,000	3,451,207
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	421,515
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	981,052
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	4,643,839
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	15,743
Total Media				241,224,846
Wireless Telecommunication Services — 0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	966,625	967,508	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	6,820,000	6,678,923
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	1,330,000	1,281,764
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	25,000,000	23,354,857
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	4,900,000	4,128,239
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	18,270,000	14,845,706
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	2,350,000	2,101,988
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	5,020,000	3,751,600

See Notes to Financial Statements.

8	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	$2,300,000	$1,679,813
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	6,580,000	6,555,847
Total Wireless Telecommunication Services				65,346,245
Total Communication Services				630,096,840
Consumer Discretionary — 2.1%
Automobiles — 0.1%
General Motors Co., Senior Notes	6.600%	4/1/36	400,000	405,670
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	696,209
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	4,072,046
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	666,342
General Motors Financial Co. Inc.,
Senior Notes	4.350%	1/17/27	949,000	911,162
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	2,580,000	2,075,997
Total Automobiles				8,827,426
Hotels, Restaurants & Leisure — 0.8%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	11,044,000	10,444,042
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,040,000	928,873
McDonald’s Corp., Senior Notes	3.300%	7/1/25	4,390,000	4,365,645
McDonald’s Corp., Senior Notes	1.450%	9/1/25	7,940,000	7,395,430
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,953,000	3,947,666
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,436,954
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,310,000	3,246,033
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,513,000	1,483,966
McDonald’s Corp., Senior Notes	2.125%	3/1/30	8,770,000	7,505,239
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	3,935,498
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	5,781,280
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	662,431
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,130,000	8,175,218
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,559,000	6,353,831
Sands China Ltd., Senior Notes	5.400%	8/8/28	31,015,000	23,963,740
Sands China Ltd., Senior Notes	3.100%	3/8/29	4,690,000	3,326,523	(a)
Sands China Ltd., Senior Notes	4.875%	6/18/30	15,340,000	11,238,544
Sands China Ltd., Senior Notes	3.250%	8/8/31	21,050,000	13,941,625	(a)
Total Hotels, Restaurants & Leisure				119,132,538

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	4.100%	4/1/23	$1,682,000	$1,670,041
Newell Brands Inc., Senior Notes	4.450%	4/1/26	179,000	171,045
Total Household Durables				1,841,086
Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd., Senior Notes	3.400%	12/6/27	9,748,000	9,321,377
Amazon.com Inc., Senior Notes	0.800%	6/3/25	8,220,000	7,664,056
Amazon.com Inc., Senior Notes	3.300%	4/13/27	2,400,000	2,356,534
Amazon.com Inc., Senior Notes	1.200%	6/3/27	10,090,000	8,985,639
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,161,000	5,995,892
Amazon.com Inc., Senior Notes	3.450%	4/13/29	5,130,000	4,990,911
Amazon.com Inc., Senior Notes	1.500%	6/3/30	4,990,000	4,149,912
Amazon.com Inc., Senior Notes	2.100%	5/12/31	4,510,000	3,866,785
Amazon.com Inc., Senior Notes	3.600%	4/13/32	20,910,000	20,156,025
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	6,368,712
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,036,000	3,186,342
Amazon.com Inc., Senior Notes	4.050%	8/22/47	21,835,000	20,496,279
Amazon.com Inc., Senior Notes	2.500%	6/3/50	18,110,000	12,802,177
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	4,480,208
Prosus NV, Senior Notes	3.680%	1/21/30	11,350,000	9,052,382	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	15,440,000	9,612,583	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	13,500,000	8,154,811	(a)
Total Internet & Direct Marketing Retail				141,640,625
Multiline Retail — 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	660,000	656,956
Target Corp., Senior Notes	2.250%	4/15/25	6,720,000	6,495,642
Total Multiline Retail				7,152,598
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	4,170,000	3,940,407
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	750,465
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	3,976,444
Home Depot Inc., Senior Notes	3.300%	4/15/40	4,870,000	4,142,955
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	734,871
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,320,000	7,589,167
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	9,030,000	7,695,299
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	2,769,318
Total Specialty Retail				31,598,926
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	3,750,000	3,655,265

See Notes to Financial Statements.

10	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Textiles, Apparel & Luxury Goods — continued
NIKE Inc., Senior Notes	2.750%	3/27/27	$6,050,000	$5,826,723
NIKE Inc., Senior Notes	2.850%	3/27/30	5,960,000	5,479,956
NIKE Inc., Senior Notes	3.250%	3/27/40	2,820,000	2,418,657
NIKE Inc., Senior Notes	3.375%	3/27/50	1,170,000	997,773
Total Textiles, Apparel & Luxury Goods				18,378,374
Total Consumer Discretionary				328,571,573
Consumer Staples — 1.8%
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	13,236,000	13,042,301
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	10,621,000	10,002,490
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,270,000	1,254,898
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	24,078,000	24,520,196
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	2,710,000	2,542,893
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	10,440,000	9,360,616
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,330,000	1,197,020
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	2,090,000	2,139,037
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	19,720,000	17,761,049
Coca-Cola Co., Senior Notes	3.375%	3/25/27	3,540,000	3,512,600
Coca-Cola Co., Senior Notes	1.450%	6/1/27	4,130,000	3,740,822
Coca-Cola Co., Senior Notes	2.500%	6/1/40	4,010,000	3,143,552
Coca-Cola Co., Senior Notes	2.600%	6/1/50	3,180,000	2,373,819
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	3,890,000	3,878,245
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	5,460,000	5,418,777
PepsiCo Inc., Senior Notes	0.750%	5/1/23	7,700,000	7,572,941
PepsiCo Inc., Senior Notes	2.250%	3/19/25	760,000	741,157
PepsiCo Inc., Senior Notes	2.625%	3/19/27	760,000	729,872
PepsiCo Inc., Senior Notes	1.625%	5/1/30	2,410,000	2,045,733
PepsiCo Inc., Senior Notes	2.875%	10/15/49	2,270,000	1,806,698
Total Beverages				116,784,716

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Food & Staples Retailing — 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	$11,490,000	$10,317,843
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	8,445
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	5,190,000	4,275,675
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	327,347	348,751
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	3,679,972	3,778,257
Walmart Inc., Senior Notes	1.500%	9/22/28	2,940,000	2,580,540
Walmart Inc., Senior Notes	2.375%	9/24/29	1,060,000	963,865
Walmart Inc., Senior Notes	1.800%	9/22/31	2,020,000	1,716,949
Total Food & Staples Retailing				23,990,325
Food Products — 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	6,493,000	6,420,553	(a)
Danone SA, Senior Notes	2.947%	11/2/26	4,317,000	4,145,553	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	1,930,000	1,789,017
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,588,000	2,442,653
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	293,000	284,090
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	36,000	32,950
Mars Inc., Senior Notes	2.700%	4/1/25	3,269,000	3,196,460	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	9,098,307	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	3,260,000	2,377,021	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	4,150,000	4,141,004	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,020,000	9,363,828
Total Food Products				43,291,436
Household Products — 0.0%††
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	1,810,000	1,693,588
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	1,200,000	1,161,892
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	3,430,000	3,239,854
Total Household Products				6,095,334
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,672,951
Altria Group Inc., Senior Notes	4.400%	2/14/26	8,997,000	8,853,971
Altria Group Inc., Senior Notes	4.800%	2/14/29	2,049,000	1,949,430
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,180,000	1,644,027
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,635,000	4,219,140
Altria Group Inc., Senior Notes	5.950%	2/14/49	20,034,000	17,598,125
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	646,868
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,750,000	16,252,683

See Notes to Financial Statements.

12	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — continued
BAT Capital Corp., Senior Notes	2.259%	3/25/28	$3,180,000	$2,667,061
BAT Capital Corp., Senior Notes	4.540%	8/15/47	4,767,000	3,503,505
Cargill Inc., Senior Notes	1.375%	7/23/23	6,530,000	6,403,580	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,328,000	2,326,665
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	7,559,000	7,554,259
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	3,930,000	3,856,906
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	4,340,000	3,559,399
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,220,159
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,110,000	1,030,471
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,353,700
Total Tobacco				86,312,900
Total Consumer Staples				276,474,711
Energy — 5.9%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	78,000	77,316
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	988,172
Total Energy Equipment & Services				1,065,488
Oil, Gas & Consumable Fuels — 5.9%
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	82,252
Apache Corp., Senior Notes	5.100%	9/1/40	11,863,000	10,051,283
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	5,766,527
Apache Corp., Senior Notes	4.750%	4/15/43	18,342,000	14,318,473
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	13,277,417
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	1,400,000	1,406,555
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	6,672,000	6,558,612
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	8,803,000	8,548,965
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,410,000	8,911,871
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,097,243
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	14,290,000	10,404,564

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	$1,240,000	$862,892
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	545,067
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,880,000	8,711,180	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	15,650,000	13,412,389	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	7,640,000	7,254,194
Chevron Corp., Senior Notes	1.995%	5/11/27	2,750,000	2,529,849
Chevron Corp., Senior Notes	3.078%	5/11/50	8,710,000	6,946,281
Chevron USA Inc., Senior Notes	3.850%	1/15/28	8,880,000	8,829,074
Conoco Funding Co., Senior Notes	7.250%	10/15/31	313,000	372,635
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	573,000	656,513
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,950,000	1,959,935
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,897,000	2,862,946
Continental Resources Inc., Senior Notes	4.375%	1/15/28	14,655,000	13,803,251
Continental Resources Inc., Senior Notes	4.900%	6/1/44	6,900,000	5,445,652
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	1,872,000	1,872,427	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	10,409,000	9,989,887	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	25,310,000	24,851,073	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	2,890,696
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,026,000	1,039,468
Devon Energy Corp., Senior Notes	4.500%	1/15/30	2,428,000	2,296,027
Devon Energy Corp., Senior Notes	5.600%	7/15/41	13,600,000	13,535,123
Devon Energy Corp., Senior Notes	4.750%	5/15/42	9,470,000	8,602,873
Devon Energy Corp., Senior Notes	5.000%	6/15/45	19,033,000	17,692,269
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	3,669,000	3,582,484
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	13,512,000	12,389,204
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	4,010,000	3,496,919
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	5,000,000	4,269,099
Ecopetrol SA, Senior Notes	5.875%	5/28/45	61,615,000	42,052,237

See Notes to Financial Statements.

14	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	$2,696,000	$3,154,222
Energy Transfer LP, Senior Notes	2.900%	5/15/25	7,020,000	6,679,540
Energy Transfer LP, Senior Notes	4.750%	1/15/26	2,060,000	2,054,887
Energy Transfer LP, Senior Notes	5.500%	6/1/27	6,670,000	6,776,005
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,907,000	1,881,061
Energy Transfer LP, Senior Notes	5.250%	4/15/29	3,738,000	3,706,898
Energy Transfer LP, Senior Notes	3.750%	5/15/30	21,808,000	19,675,392
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,185,000	2,040,420
Energy Transfer LP, Senior Notes	5.300%	4/1/44	540,000	469,414
Energy Transfer LP, Senior Notes	5.400%	10/1/47	7,451,000	6,552,596
Energy Transfer LP, Senior Notes	6.250%	4/15/49	10,862,000	10,551,977
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	9,786,175
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	4,198,190
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	18,760,000	16,441,437
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	510,826
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	514,859
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	1,571,277
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	374,335
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	5,000,000	4,713,523
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,960,000	1,776,684
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	2,620,000	2,190,436
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	13,100,000	10,264,945
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	905,000	717,808
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	2,590,000	2,046,726	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	203,000	204,780

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
EOG Resources Inc., Senior Notes	4.375%	4/15/30	$13,092,000	$13,158,203
EOG Resources Inc., Senior Notes	3.900%	4/1/35	6,800,000	6,285,018
EOG Resources Inc., Senior Notes	4.950%	4/15/50	16,625,000	17,221,213
EQT Corp., Senior Notes	7.500%	2/1/30	5,000,000	5,376,450
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	680,000	673,514
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	17,500,000	17,253,777
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,946,000	2,894,686
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	13,168,000	11,859,309
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	6,210,000	5,960,937
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	1,893,975
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	3,349,219
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,860,000	2,703,938
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	4,000,000	3,277,792
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	12,603,000	11,144,527	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	10,863,000	8,342,132	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,803,000	2,332,688	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	349,000	348,099
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,794,271
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	122,710
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	646,449
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	731,490
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	506,970
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	129,406
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	1,793,406
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	14,400,000	14,022,953
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	11,500,000	10,855,211
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	980,000	878,996
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	18,490,000	11,463,800	(a)
Lukoil Capital DAC, Senior Notes	3.600%	10/26/31	13,490,000	7,159,817	(a)

See Notes to Financial Statements.

16	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Lukoil International Finance BV, Senior
Notes	4.750%	11/2/26	$9,000,000	$5,496,840	(a)
MPLX LP, Senior Notes	4.125%	3/1/27	2,687,000	2,600,235
MPLX LP, Senior Notes	4.000%	3/15/28	3,787,000	3,601,111
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,657,857
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	3,784,346
MPLX LP, Senior Notes	5.200%	3/1/47	8,490,000	7,714,579
MPLX LP, Senior Notes	5.200%	12/1/47	4,750,000	4,283,206
MPLX LP, Senior Notes	4.700%	4/15/48	7,707,000	6,495,356
MPLX LP, Senior Notes	5.500%	2/15/49	2,554,000	2,374,686
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	618,000	637,631
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	623,815
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,298,264
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,041,265
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	11,579,000	10,363,205
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	9,107,885
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,315,666
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	14,528,290
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	4,168,075
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,050,000	2,183,168
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,657,000	1,342,017
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	2,590,866
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	3,586,480
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	6,660,462	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,136,608
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	30,909,000	23,942,884	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	$7,630,000	$5,201,027	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	3,889,000	2,664,276
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	5,746,000	3,299,008
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,950,000	2,401,067
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,254,000	7,544,715
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	4,478,000	2,780,636
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,890,000	1,691,017
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	7,290,000	5,961,078
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	16,160,000	13,321,930
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	12,900,000	10,714,725	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	22,500,000	16,362,754	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	211,000	209,955	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	142,000	134,312	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	6,654,000	6,436,059
Shell International Finance BV, Senior Notes	2.375%	11/7/29	8,300,000	7,335,264
Shell International Finance BV, Senior Notes	2.750%	4/6/30	11,040,000	9,974,396
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,379,654
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	3,806,711
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	3,374,253
Shell International Finance BV, Senior Notes	3.250%	4/6/50	17,000,000	13,436,880
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	18,252,000	18,568,547	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	4,669,166
Targa Resources Corp., Senior Notes	5.200%	7/1/27	10,760,000	10,815,970	(d)
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,600,000	2,233,789
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	6,590,000	5,698,878	(a)

See Notes to Financial Statements.

18	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Transcontinental Gas Pipe Line Co.
LLC, Senior Notes	7.850%	2/1/26	$17,006,000	$18,800,834
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	5,000,000	4,495,459
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	2,630,000	2,428,095
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.621%	1/13/23	1,700,000	1,691,631	(c)
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	7,416,940
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,488,817
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,446,737
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	27,012
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	6,365,000	7,953,281
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	4,386,000	3,945,330
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	6,730,000	6,283,650
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	1,990,000	1,804,613
Total Oil, Gas & Consumable Fuels				934,544,038
Total Energy				935,609,526
Financials — 11.5%
Banks — 8.1%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,346,681	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	6,448,000	6,444,898
Banco Santander SA, Senior Notes	2.746%	5/28/25	28,200,000	26,741,951
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	2.131%	4/12/23	2,149,000	2,148,483	(c)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,000,000	954,950	(c)
Bank of America Corp., Senior Notes	3.300%	1/11/23	4,594,000	4,602,674
Bank of America Corp., Senior Notes	4.100%	7/24/23	4,988,000	5,038,752
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,134,000	3,158,381
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	4,457,533
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	9,072,669
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	51,980,000	47,319,783	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	$3,000,000	$2,400,335	(c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	14,650,000	12,098,694	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	15,760,000	13,380,268	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	13,820,000	11,786,253	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	2,241,000	2,234,213	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	15,406,000	14,361,000	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	7,782,000	7,759,814	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,711,000	7,279,616	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	7,260,000	7,229,692	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	3,717,000	3,166,629	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	5,000,000	4,773,000	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	22,684,000	21,454,044	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	25,140,000	21,728,609	(c)

See Notes to Financial Statements.

20	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	$11,720,000	$10,554,951	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,370,000	5,291,496	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	14,880,000	14,498,891	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,425,036
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	2,865,668
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,089,552
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	17,089,048
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	3,000,000	2,330,086	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	12,810,000	12,134,545
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,220,872	(c)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	19,420,000	19,189,697
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	6,612,700
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,470,000	4,114,912	(c)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	4,899,000	4,819,455	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	7,848,000	7,415,063	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,463,000	2,408,367	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	7,899,000	7,566,091	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	8,840,000	8,173,016	(a)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	$11,830,000	$10,215,165	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	16,281,000	16,285,364	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	8,704,000	8,703,346	(a)(c)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	2,669,000	2,478,055	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	4,544,584	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	7,130,000	6,927,541
Citigroup Inc., Senior Notes	3.300%	4/27/25	12,054,000	11,838,744
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,081,000	4,015,296
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	6,449,870
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	1,563,506
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	7,430,000	7,283,817	(c)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,000,000	4,121,822	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	56,980,000	47,945,748	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	5,210,000	5,007,862	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	18,054,000	16,884,196	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	15,970,000	14,402,928	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	18,048,000	16,895,046	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	8,567,020	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	5,380,000	5,343,225	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	6,260,000	6,184,077	(c)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	1,849,000	1,848,943

See Notes to Financial Statements.

22	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	$4,549,000	$4,548,578
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	2,722,000	2,800,874
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,324,798
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	25,282,000	24,781,377
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	451,071
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	642,039
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	633,842
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,365,887
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	640,801
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	13,003,441
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	9,027,000	8,964,834
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	795,863
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	3,500,000	3,196,000	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	7,190,000	6,835,194	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	5,300,000	4,788,662	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	5,452,494	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	3,422,594	(a)(c)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,529,000	3,515,350	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	7,066,000	7,134,251	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	11,270,000	10,612,525	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	4,647,089	(a)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	$1,500,000	$1,423,908	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	988,385
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	2,670,000	2,640,384
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	18,950,000	16,028,414	(c)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	10,753,000	10,611,332	(c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,051,000	7,651,991	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	206,000	205,203
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	3,347,000	3,304,906
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	10,353,000	10,353,577	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,266,000	2,256,519	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	9,990,360	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	11,157,212	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	19,780,000	19,291,179	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	11,840,000	11,086,166	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	17,820,000	15,193,479	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	6,680,000	5,556,791	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	7,000,000	5,895,889	(c)

See Notes to Financial Statements.

24	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	$5,000,000	$3,884,047	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	6,850,000	5,034,025	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	19,448,000	19,395,623	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	5,687,000	5,491,324	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	17,191,000	16,762,955	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	6,000,000	5,866,379	(c)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	5,743,371
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	9,634,641
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	4,941,253
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	8,546,000	8,175,916
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	6,970,000	6,779,114
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	9,636,000	9,604,392	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	2,790,391
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	6,500,000	6,416,746	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	6,690,000	6,522,957	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	$5,803,000	$5,748,336	(c)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	13,433,000	13,405,279	(c)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	12,590,000	12,291,382	(a)
PNC Bank NA, Subordinated Notes	3.875%	4/10/25	1,567,000	1,555,199
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	10,910,000	10,792,688
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	6,800,000	6,300,062
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	18,950,000	18,100,027
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	484,000	443,552	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	432,000	403,530	(a)
Swedbank AB, Senior Notes	1.300%	6/2/23	8,590,000	8,411,045	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	13,370,000	13,007,142
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,252,617
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	5,000,000	4,948,805
US Bancorp, Senior Notes	1.450%	5/12/25	14,850,000	13,935,498
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,690,000	11,726,484
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	7,255,436
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	8,311,150
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	15,830,000	15,468,314	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	12,110,000	11,345,004	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	16,240,000	14,294,595	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	3,970,000	3,526,467	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	12,440,000	12,178,193	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	93,400,000	91,858,135	(c)

See Notes to Financial Statements.

26	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	$134,000	$135,049
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	12,596,690
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	422,174
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	1,535,256
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,364,021
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	4,152,445
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	16,048,000	14,004,812
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	12,040,809
Total Banks				1,279,291,112
Capital Markets — 2.3%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	3,860,000	3,637,992
CME Group Inc., Senior Notes	5.300%	9/15/43	1,070,000	1,166,237
Credit Suisse AG, Senior Notes	1.000%	5/5/23	42,030,000	41,148,489
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,660,000	2,614,715
Credit Suisse AG, Senior Notes	2.950%	4/9/25	6,410,000	6,143,506
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	457,000	447,476
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	1,880,961	(a)(c)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	14,200,000	11,315,345	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	18,006,000	15,949,344	(a)(c)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	8/1/22	22,000	15,778	(c)(e)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	4,785,000	4,788,112
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	9,269,000	9,247,108

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	$1,012,000	$1,016,045
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,352,000	1,356,118
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	8,120,000	7,970,271
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,165,000	9,760,596
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	6,007,855
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	6,085,089
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	3,616,000	3,368,278
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	5,000,000	4,048,171	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,020,000	841,641	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	2,570,000	1,880,901	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	2,370,000	2,244,766	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	8,956,000	8,500,405	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	23,236,000	21,931,730	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	26,815,000	25,800,342	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	1,120,000	857,160	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	8,454,000	8,402,407

See Notes to Financial Statements.

28	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	$3,045,000	$3,377,226
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	17,911,000	17,048,890
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	4,050,000	4,045,879
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	1,030,000	1,020,424
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	330,983	(a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	18,980,000	17,792,512	(c)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	7,000,000	5,678,195	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	1,030,000	852,268	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	21,360,000	18,519,975	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	23,970,000	22,040,366	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	7,449,000	7,074,815	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	4,534,000	4,409,890	(c)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,041,593
UBS AG, Senior Notes	4.500%	6/26/48	3,599,000	3,420,835	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,971,000	27,317,103	(a)(c)(e)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	2,713,398	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	11,273,000	10,946,568	(a)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	3,700,000	3,014,520	(a)(c)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	1,240,000	1,239,645	(a)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	$4,690,000	$4,678,537	(a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	6,030,000	5,973,507	(a)(c)
Total Capital Markets				370,963,967
Consumer Finance — 0.3%
American Express Co., Senior Notes	2.650%	12/2/22	10,000	9,997
American Express Co., Senior Notes	3.375%	5/3/24	7,640,000	7,592,070
American Express Co., Senior Notes	2.500%	7/30/24	20,670,000	20,131,881
American Express Co., Senior Notes	4.050%	5/3/29	10,580,000	10,381,410
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	6,797,000	6,807,404	(a)(c)
Total Consumer Finance				44,922,762
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	17,080,000	14,884,529
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	17,540,000	14,790,842
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	7,950,000	6,372,087
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	5.100%	12/21/65	3,743,000	2,836,333	(a)(c)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	4,280,000	4,219,438	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	3,810,000	3,589,020	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	557,685	(a)
Vanguard Group Inc.	3.050%	8/22/50	10,240,000	7,444,551	(f)(g)
Total Diversified Financial Services				54,694,485
Insurance — 0.4%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/2171	92	85	(a)(e)
American International Group Inc., Senior Notes	2.500%	6/30/25	3,830,000	3,655,494

See Notes to Financial Statements.

30	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Insurance — continued
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	$7,344,000	$6,783,280
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	131,000	104,514
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,140,382
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,750,000	2,541,299	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	20,670,000	20,201,911	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	6,365,000	6,416,970
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	15,660,000	15,332,612	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	5,130,000	4,731,516	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,530,000	2,326,004	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	109,840	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	3,363,756	(a)
Total Insurance				66,707,663
Total Financials				1,816,579,989
Health Care — 3.1%
Biotechnology — 0.8%
AbbVie Inc., Senior Notes	2.300%	11/21/22	22,140,000	22,100,616
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,490,000	1,494,892
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	25,254,968
AbbVie Inc., Senior Notes	3.800%	3/15/25	4,066,000	4,038,537
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,194,000	2,161,276
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,640,000	4,399,845
AbbVie Inc., Senior Notes	3.200%	11/21/29	35,870,000	33,027,023
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	227,004
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,160,000	1,114,259
AbbVie Inc., Senior Notes	4.250%	11/21/49	14,149,000	12,584,729
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,460,000	1,462,383
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,711,000	1,683,144
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	660,780

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Biotechnology — continued
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	$3,967,000	$3,812,627
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/27	6,490,000	6,217,152	(a)
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/29	4,930,000	4,616,685	(a)
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.625%	3/24/32	7,020,000	6,494,876	(a)
Total Biotechnology				131,350,796
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	10,859,000	10,937,597
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,836,000	1,948,519
Abbott Laboratories, Senior Notes	4.900%	11/30/46	3,681,000	3,867,490
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	2,910,000	2,882,053
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	336,000	334,740
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,407,000	1,302,761
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	411,782
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	10,640,000	7,740,890	(a)
Total Health Care Equipment & Supplies				29,425,832
Health Care Providers & Services — 1.4%
Aetna Inc., Senior Notes	2.800%	6/15/23	761,000	751,941
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	1,661,364
Cigna Corp., Senior Notes	3.750%	7/15/23	4,734,000	4,746,665
Cigna Corp., Senior Notes	4.125%	11/15/25	2,499,000	2,505,541
Cigna Corp., Senior Notes	4.375%	10/15/28	23,452,000	23,295,236
Cigna Corp., Senior Notes	4.800%	8/15/38	9,250,000	9,013,580
Cigna Corp., Senior Notes	4.900%	12/15/48	4,130,000	3,973,950
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	324,036
CVS Health Corp., Senior Notes	2.750%	12/1/22	188,000	187,939
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,600,000	4,577,806
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	2,710,470
CVS Health Corp., Senior Notes	4.300%	3/25/28	9,572,000	9,480,211
CVS Health Corp., Senior Notes	3.750%	4/1/30	10,970,000	10,271,940
CVS Health Corp., Senior Notes	1.875%	2/28/31	1,910,000	1,531,368
CVS Health Corp., Senior Notes	2.125%	9/15/31	6,670,000	5,417,300
CVS Health Corp., Senior Notes	4.780%	3/25/38	14,000,000	13,274,419
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	1,924,175

See Notes to Financial Statements.

32	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	5.125%	7/20/45	$5,194,000	$5,014,417
CVS Health Corp., Senior Notes	5.050%	3/25/48	14,438,000	13,841,546
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,150,000	3,582,582
Elevance Health Inc., Senior Notes	2.950%	12/1/22	3,627,000	3,625,554
Elevance Health Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,767,885
Elevance Health Inc., Senior Notes	3.650%	12/1/27	6,837,000	6,659,573
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,510,000	3,419,359
Elevance Health Inc., Senior Notes	4.550%	5/15/52	2,270,000	2,140,407
Humana Inc., Senior Notes	3.150%	12/1/22	672,000	672,281
Humana Inc., Senior Notes	4.500%	4/1/25	1,180,000	1,189,712
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	3,658,005
Humana Inc., Senior Notes	3.700%	3/23/29	14,780,000	14,006,187
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	10,855,087
Humana Inc., Senior Notes	2.150%	2/3/32	2,330,000	1,888,767
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	725,236
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	233,447
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	950,000	950,038
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	2,140,000	2,147,876
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	4,001,000	4,001,183
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	2,390,000	2,207,074
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	830,000	826,191
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	6,830,000	6,770,430
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	4,563,486
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	1,380,000	1,196,558
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	4,810,000	4,810,177
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	652,994
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	4,081,981
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	1,733,919
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	1,532,991
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	2,367,625
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	3,614,207
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,550,000	4,919,078
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	537,000	422,572
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	5,628,939
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	563,514
Total Health Care Providers & Services				221,918,819
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	1,200,000	1,201,554
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,189,000	10,102,162

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	$4,790,000	$4,730,645
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	5,309,000	5,128,947
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	2,329,000	2,284,683
Johnson & Johnson, Senior Notes	0.550%	9/1/25	4,760,000	4,394,981
Johnson & Johnson, Senior Notes	0.950%	9/1/27	9,500,000	8,390,880
Johnson & Johnson, Senior Notes	2.100%	9/1/40	11,300,000	8,276,345
Johnson & Johnson, Senior Notes	3.700%	3/1/46	2,946,000	2,718,865
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	8,200,000	7,439,309
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	4,380,000	3,643,059
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	10,630,000	7,870,353
Pfizer Inc., Senior Notes	0.800%	5/28/25	9,780,000	9,115,429
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,980,000	6,377,951
Pfizer Inc., Senior Notes	1.700%	5/28/30	6,200,000	5,280,811
Pfizer Inc., Senior Notes	2.550%	5/28/40	5,380,000	4,216,397
Pfizer Inc., Senior Notes	2.700%	5/28/50	13,495,000	10,298,039
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,439,240
Total Pharmaceuticals				102,909,650
Total Health Care				485,605,097
Industrials — 2.6%
Aerospace & Defense — 1.4%
Boeing Co., Senior Notes	1.433%	2/4/24	9,470,000	9,053,682
Boeing Co., Senior Notes	4.875%	5/1/25	21,700,000	21,650,072
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,286,026
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,305,266
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,601,778
Boeing Co., Senior Notes	3.200%	3/1/29	5,382,000	4,661,885
Boeing Co., Senior Notes	5.150%	5/1/30	18,760,000	18,023,148
Boeing Co., Senior Notes	3.250%	2/1/35	14,057,000	10,654,869
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	419,407
Boeing Co., Senior Notes	5.705%	5/1/40	11,790,000	11,017,583
Boeing Co., Senior Notes	3.750%	2/1/50	4,633,000	3,278,030
Boeing Co., Senior Notes	5.805%	5/1/50	20,210,000	18,598,929
Boeing Co., Senior Notes	5.930%	5/1/60	7,490,000	6,836,255
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	651,410
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,670,000	2,573,748
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	1,709,357
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	271,000	264,008

See Notes to Financial Statements.

34	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Aerospace & Defense — continued
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	$2,811,000	$2,819,183
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	3,850,000	3,803,438
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	547,521
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	20,490,000	19,166,570
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	9,609,000	9,408,881
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	2,820,009
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	37,500,000	39,801,782
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	2,960,000	2,926,018
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	5,920,000	5,940,872
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	3,300,000	3,259,985
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	6,230,000	5,376,485
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	833,000	795,821
Raytheon Technologies Corp., Senior Notes	4.150%	5/15/45	5,000,000	4,454,479
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	12,100,000	9,282,776
Total Aerospace & Defense				224,989,273
Airlines — 0.2%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,333,534
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	11,780,000	11,457,357	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	11,100,000	10,493,857	(a)
Total Airlines				23,284,748
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	410,000	347,327
Carrier Global Corp., Senior Notes	3.577%	4/5/50	650,000	493,349
Total Building Products				840,676
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,151,154

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Commercial Services & Supplies — continued
Cintas Corp. No 2, Senior Notes	4.000%	5/1/32	$3,440,000	$3,382,325
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,532,172
Total Commercial Services & Supplies				10,065,651
Electrical Equipment — 0.2%
Eaton Corp., Senior Notes	2.750%	11/2/22	5,615,000	5,612,196
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	2,270,054
Emerson Electric Co., Senior Notes	2.800%	12/21/51	22,670,000	16,582,387
Total Electrical Equipment				24,464,637
Industrial Conglomerates — 0.1%
3M Co., Senior Notes	2.375%	8/26/29	16,008,000	14,370,926
3M Co., Senior Notes	3.050%	4/15/30	771,000	719,890
3M Co., Senior Notes	3.700%	4/15/50	3,520,000	3,024,025
General Electric Co., Senior Notes	6.750%	3/15/32	425,000	475,864
Honeywell International Inc., Senior Notes	1.350%	6/1/25	4,670,000	4,401,837
Total Industrial Conglomerates				22,992,542
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	1,840,000	1,720,079
Deere & Co., Senior Notes	3.750%	4/15/50	12,660,000	11,582,490
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	2,960,000	2,806,901
Total Machinery				16,109,470
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	1,150,000	861,301
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	27,340,000	23,420,828
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	8,290,000	6,499,238
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,257,000	2,261,851
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,135,522
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,030,000	5,337,140
Union Pacific Corp., Senior Notes	2.891%	4/6/36	170,000	140,792
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,990,000	2,503,644
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	5,318,098
Total Road & Rail				50,478,414
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	4,630,000	4,364,830

See Notes to Financial Statements.

36	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Transportation Infrastructure — 0.2%
DP World Ltd., Senior Notes	5.625%	9/25/48	$39,679,000	$37,288,499	(a)
Total Industrials				414,878,740
Information Technology — 2.3%
IT Services — 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	16,559,000	16,441,807
Mastercard Inc., Senior Notes	3.375%	4/1/24	832,000	832,154
Mastercard Inc., Senior Notes	3.350%	3/26/30	5,000,000	4,776,592
Mastercard Inc., Senior Notes	3.850%	3/26/50	15,360,000	14,097,258
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	5,950,000	5,618,542
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,250,000	2,793,037
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	3,210,000	3,181,523
Visa Inc., Senior Notes	3.150%	12/14/25	6,117,000	6,031,615
Visa Inc., Senior Notes	4.300%	12/14/45	6,563,000	6,493,489
Total IT Services				60,266,017
Semiconductors & Semiconductor Equipment — 0.9%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	8,600,000	7,243,348
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,012,000	1,845,502
Broadcom Inc., Senior Notes	3.137%	11/15/35	27,860,000	21,194,984	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	257,000	195,726	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	2,725,000	2,446,898	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	851,000	857,497
Intel Corp., Senior Notes	1.600%	8/12/28	5,520,000	4,835,590
Intel Corp., Senior Notes	4.750%	3/25/50	6,265,000	6,162,491
Intel Corp., Senior Notes	3.050%	8/12/51	2,710,000	2,023,412
KLA Corp., Senior Notes	4.650%	7/15/32	5,520,000	5,635,023
NVIDIA Corp., Senior Notes	2.850%	4/1/30	760,000	696,445
NVIDIA Corp., Senior Notes	3.500%	4/1/40	8,680,000	7,613,501
NVIDIA Corp., Senior Notes	3.500%	4/1/50	17,007,000	14,476,287
NVIDIA Corp., Senior Notes	3.700%	4/1/60	6,630,000	5,580,903
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	3,892,218
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	9,000	8,122
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	4,150,000	3,563,454
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	5,000,000	4,718,966
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	6,235,093
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	6,534,641
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	41,490,000	35,628,670
Total Semiconductors & Semiconductor Equipment				141,388,771

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Software — 0.8%
Adobe Inc., Senior Notes	2.300%	2/1/30	$8,650,000	$7,646,300
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,985,000	6,968,313
Microsoft Corp., Senior Notes	2.700%	2/12/25	1,943,000	1,933,677
Microsoft Corp., Senior Notes	3.125%	11/3/25	8,660,000	8,667,590
Microsoft Corp., Senior Notes	2.400%	8/8/26	8,721,000	8,398,194
Microsoft Corp., Senior Notes	3.300%	2/6/27	35,520,000	35,317,740
Microsoft Corp., Senior Notes	3.450%	8/8/36	111,000	104,824
Microsoft Corp., Senior Notes	2.525%	6/1/50	5,016,000	3,700,853
Microsoft Corp., Senior Notes	2.921%	3/17/52	2,721,000	2,150,731
Microsoft Corp., Senior Notes	2.675%	6/1/60	187,000	134,367
Microsoft Corp., Senior Notes	3.041%	3/17/62	888,000	690,708
Oracle Corp., Senior Notes	1.650%	3/25/26	18,740,000	16,818,305
Oracle Corp., Senior Notes	2.950%	4/1/30	1,370,000	1,171,350
Oracle Corp., Senior Notes	2.875%	3/25/31	22,000,000	18,147,716
Salesforce Inc., Senior Notes	3.250%	4/11/23	4,424,000	4,436,842
Salesforce Inc., Senior Notes	3.700%	4/11/28	9,212,000	9,113,356
Workday Inc., Senior Notes	3.500%	4/1/27	3,330,000	3,187,179
Workday Inc., Senior Notes	3.700%	4/1/29	4,630,000	4,335,351
Workday Inc., Senior Notes	3.800%	4/1/32	5,680,000	5,195,892
Total Software				138,119,288
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	16,150,000	15,180,684
Apple Inc., Senior Notes	2.450%	8/4/26	9,994,000	9,579,204
Apple Inc., Senior Notes	3.850%	8/4/46	4,111,000	3,769,941
Total Technology Hardware, Storage & Peripherals				28,529,829
Total Information Technology				368,303,905
Materials — 1.9%
Chemicals — 0.4%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	17,321,000	17,018,610	(a)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	24,740,000	22,018,600	(a)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	4,772,213	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	14,240,000	12,733,124	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	13,500,000	10,860,075	(a)
Total Chemicals				67,402,622
Metals & Mining — 1.2%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	8,851,282	(a)

See Notes to Financial Statements.

38	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	$5,355,000	$5,295,180	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,104,979	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	752,000	780,073
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	8,977,369
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,863,000	8,095,524
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	14,365,000	13,624,051	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	33,500,000	25,041,826	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	2,894,000	2,830,144
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,500,000	2,318,200
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	4,227,000	4,231,924	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	157,000	156,583	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	2,884,000	2,879,530	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	12,140,000	12,087,233	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,017,000	5,791,197	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,155,000	2,042,486	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	32,668,000	32,004,023
Southern Copper Corp., Senior Notes	5.875%	4/23/45	6,846,000	7,105,258
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	33,527,000	35,062,369
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,708,000	7,215,427
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	5,873,841
Total Metals & Mining				192,368,499
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	44,945,000	44,643,194
Total Materials				304,414,315
Real Estate — 0.0%††
Equity Real Estate Investment Trusts (REITs) — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,923,000	3,788,969	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,106,046	(a)
Total Real Estate				4,895,015

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Utilities — 0.8%
Electric Utilities — 0.8%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	$7,000,000	$5,936,751	(a)
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	293,159
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,332,724	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	4,648,000	4,461,569	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	10,000,000	7,670,450	(a)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	20,305,000	15,400,023	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	7,657,000	7,654,680
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	3,761,770
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	2,094,577
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	2,770,000	2,422,448
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	15,102,000	14,272,371
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	1,970,000	1,667,664
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,057,000	6,862,203
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,556,848	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	3,160,000	2,651,602
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	4,000,000	3,063,397
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	573,490
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,940,000	1,299,502
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	4,743,000	4,564,687	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	6,672,000	6,748,561	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	16,014,000	13,771,639	(b)

See Notes to Financial Statements.

40	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	$14,926,000	$13,689,829	(a)
SCE Recovery Funding LLC, Senior Secured Notes	2.943%	11/15/42	6,330,000	5,644,480
Total Electric Utilities				127,394,424
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	2,680,000	2,499,512
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	1,634,727
Total Multi-Utilities				4,134,239
Total Utilities				131,528,663
Total Corporate Bonds & Notes (Cost — $6,463,390,243)				5,696,958,374
Mortgage-Backed Securities — 26.2%
FHLMC — 6.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-6/1/52	93,381,282	87,905,404
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-5/1/52	75,582,172	73,785,965
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	88,322	96,384
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-10/1/48	1,972,571	2,043,774
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-3/1/52	325,589,427	295,504,317
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	7/1/41-2/1/52	237,552,811	208,550,977
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-11/1/41	41,135,947	35,247,415
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-5/1/52	101,595,515	101,766,939
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/49	12,520,938	12,787,116
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/50	58,500,000	59,215,866	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	5/1/52-6/1/52	14,696,669	14,555,440	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.874%	11/1/47	12,127,302	11,993,625	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.083%	2/1/50	$16,138,245	$15,994,333	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.007%	11/1/48	34,232,858	33,727,869	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.284%)	2.098%	3/1/47	2,857,590	2,787,731	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	10,191,648	10,484,978
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-11/1/48	4,757,087	4,947,066
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	297,587	325,484
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	185,296	197,989
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	6,480,699	6,392,079
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	1/1/34-9/1/48	45,933,605	44,004,908
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	1,486,049	1,552,844
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	106,620	117,023
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-6/1/48	28,285,426	28,349,643
Total FHLMC				1,052,335,169
FNMA — 16.1%
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	645,847	636,816
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	13,606	13,722
Federal National Mortgage Association (FNMA)	6.000%	1/1/26-7/1/41	5,141,326	5,583,403
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	881,196	947,020
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	4,692,730	4,625,849
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	2,112,223	2,077,033
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	4,751,787	4,737,537

See Notes to Financial Statements.

42	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	$2,168,895	$2,125,603
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	5,030,022	4,956,383
Federal National Mortgage Association (FNMA)	3.468%	3/1/30	8,501,361	8,437,587
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	6,696,409	6,401,441
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-1/1/59	112,165,187	114,874,358
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	21,357,966	18,925,499	(c)
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	488,114	533,089
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-12/1/49	23,477,438	24,378,069
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-5/1/52	370,240,383	361,958,248
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	2,200,000	1,965,126
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	3,380,906	3,102,475	(c)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-6/1/52	585,817,289	556,999,924
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-9/1/56	2,517,437	2,706,673
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-4/1/52	526,296,289	477,506,041
Federal National Mortgage Association (FNMA)	2.000%	6/1/41-3/1/52	455,576,613	398,619,416
Federal National Mortgage Association (FNMA)	4.000%	7/1/42-6/1/57	179,729,100	180,049,992
Federal National Mortgage Association (FNMA)	2.500%	8/1/50-7/1/61	114,767,572	103,341,843	(d)
Federal National Mortgage Association (FNMA)	2.000%	1/1/51-2/1/52	17,111,208	14,928,310	(d)
Federal National Mortgage Association (FNMA)	4.000%	7/1/51-8/1/51	49,700,000	49,020,061	(h)
Federal National Mortgage Association (FNMA)	4.500%	7/1/51-9/1/51	89,700,000	89,909,689	(h)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	7/1/51-8/1/51	$32,900,000	$33,563,427	(h)
Federal National Mortgage Association (FNMA)	4.000%	6/1/52	54,512,318	54,055,866	(d)
Federal National Mortgage Association (FNMA)	4.500%	6/1/52	22,891,867	23,074,247	(d)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.826%)	2.159%	11/1/35	112,143	116,706	(c)
Total FNMA				2,550,171,453
GNMA — 3.4%
Government National Mortgage Association (GNMA)	7.500%	12/15/22-8/15/32	19,478	19,816
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	5,881	5,944
Government National Mortgage Association (GNMA)	6.500%	4/15/24-8/15/34	1,745,547	1,863,969
Government National Mortgage Association (GNMA)	6.000%	11/15/28-6/15/35	1,129,500	1,210,958
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	79,747	86,608
Government National Mortgage Association (GNMA)	5.000%	1/15/40	18,284	19,350
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	7,040,197	6,743,846
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	4,518,179	4,490,602
Government National Mortgage Association (GNMA)	4.000%	3/15/50	294,113	297,260
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	1,254,709	1,369,414
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	311,427	345,448
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	66,670,998	68,251,183
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	17,335,436	17,923,969
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-6/20/52	90,109,522	88,616,957

See Notes to Financial Statements.

44	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-4/20/52	$183,068,940	$172,580,590
Government National Mortgage Association (GNMA) II	4.000%	6/20/47-4/20/50	67,014,373	67,593,271
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	16,722,638	14,682,982
Government National Mortgage Association (GNMA) II	3.500%	8/1/51	17,800,000	17,275,734	(h)
Government National Mortgage Association (GNMA) II	4.000%	8/1/51	35,300,000	35,078,686	(h)
Government National Mortgage Association (GNMA) II	4.500%	8/1/51	21,200,000	21,436,844	(h)
Government National Mortgage Association (GNMA) II	3.500%	2/20/52	21,001,067	20,445,310	(d)
Total GNMA				540,338,741
Total Mortgage-Backed Securities (Cost — $4,420,663,791)				4,142,845,363
U.S. Government & Agency Obligations — 14.8%
U.S. Government Agencies — 0.2%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	18,010,000	22,270,699
U.S. Government Obligations — 14.6%
U.S. Treasury Bonds	1.125%	8/15/40	96,800,000	66,916,781
U.S. Treasury Bonds	2.250%	5/15/41	58,290,000	48,663,042
U.S. Treasury Bonds	1.750%	8/15/41	109,200,000	83,107,172
U.S. Treasury Bonds	3.250%	5/15/42	350,000	341,688
U.S. Treasury Bonds	3.625%	8/15/43	4,340,000	4,457,994
U.S. Treasury Bonds	3.625%	2/15/44	70,500,000	72,394,687	(i)(j)
U.S. Treasury Bonds	2.875%	8/15/45	103,400,000	94,013,219
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	59,754,980
U.S. Treasury Bonds	2.000%	2/15/50	83,730,000	64,923,457
U.S. Treasury Bonds	1.250%	5/15/50	123,370,000	78,547,173
U.S. Treasury Bonds	1.375%	8/15/50	432,475,000	284,867,568
U.S. Treasury Bonds	1.625%	11/15/50	213,870,000	150,515,189
U.S. Treasury Bonds	1.875%	2/15/51	1,015,910,000	762,527,762
U.S. Treasury Bonds	2.375%	5/15/51	222,245,000	187,701,529
U.S. Treasury Bonds	2.000%	8/15/51	26,470,000	20,469,789
U.S. Treasury Bonds	1.875%	11/15/51	79,480,000	59,659,675
U.S. Treasury Bonds	2.250%	2/15/52	187,944,000	154,730,771
U.S. Treasury Bonds	2.875%	5/15/52	62,935,000	59,458,824

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	2.750%	5/15/25	$50,000,000	$49,621,094
U.S. Treasury Notes	3.250%	6/30/29	11,360,000	11,495,787
Total U.S. Government Obligations				2,314,168,181
Total U.S. Government & Agency Obligations (Cost — $2,961,807,672)				2,336,438,880
Collateralized Mortgage Obligations (k) — 12.5%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.380%)	2.004%	7/25/46	448,169	390,948	(c)
Angel Oak Mortgage Trust, 2022-3 A1	4.000%	1/10/67	32,951,005	31,542,755	(a)
APS Resecuritization Trust, 2015-3 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.960%)	1.284%	10/27/46	345,373	345,418	(a)(c)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	3.242%	6/17/39	8,625,000	8,567,023	(a)(c)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	2.021%	1/16/37	20,690,000	19,797,622	(a)(c)
Banc of America Funding Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.150%)	1.156%	2/27/37	309,734	311,279	(a)(c)
BANK, 2017-BNK5 A4	3.131%	6/15/60	7,310,000	6,920,123
BANK, 2020-BN29 C	3.134%	11/15/53	1,930,000	1,566,569	(c)
BANK, 2021-BN36 XA, IO	1.022%	9/15/64	44,204,711	2,333,761	(c)
Bear Stearns ARM Trust, 2004-9 24A1	2.750%	11/25/34	348,602	326,667	(c)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	3,870,000	3,182,052
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	11,711,088	(c)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.225%	4/15/54	22,076,533	1,531,389	(c)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	2.574%	7/15/35	21,879,000	21,075,148	(a)(c)
BX Commercial Mortgage Trust, 2019- IMC A (1 mo. USD LIBOR + 1.000%)	2.324%	4/15/34	8,956,000	8,739,437	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	2.244%	10/15/36	9,019,786	8,869,242	(a)(c)
BX Commercial Mortgage Trust, 2020- VIV3 B	3.662%	3/9/44	7,530,000	6,638,441	(a)(c)
BX Commercial Mortgage Trust, 2020- VIVA D	3.667%	3/11/44	2,500,000	2,029,402	(a)(c)

See Notes to Financial Statements.

46	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
BX Commercial Mortgage Trust, 2021- XL2 A (1 mo. USD LIBOR + 0.689%)	2.013%	10/15/38	$39,266,081	$37,462,570	(a)(c)
BX Commercial Mortgage Trust, 2022- LP2 A (1 mo. Term SOFR + 1.013%)	2.347%	2/15/39	31,115,050	29,934,747	(a)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	2.279%	1/15/39	20,360,000	19,605,192	(a)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	4,052,596	(c)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.592%	4/25/35	21,511	16,554	(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,773,000	1,750,909
Citigroup Commercial Mortgage Trust, 2016-C2 B	3.176%	8/10/49	6,920,000	6,342,280
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	8,556,623
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,451,371	(c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	17,000,000	15,588,203
Citigroup Commercial Mortgage Trust, 2019-SMRT A	4.149%	1/10/36	10,269,000	10,213,266	(a)
Citigroup Mortgage Loan Trust, 2018- RP2 A1	3.500%	2/25/58	6,524,765	6,420,628	(a)(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	2.224%	11/15/37	57,485,286	56,115,572	(a)(c)
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	36,240,069	34,501,795	(a)
COLT Trust, 2021-RPL1 A1	1.665%	9/25/61	10,262,936	9,553,454	(a)(c)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,057,000	4,005,347	(a)(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	448,000	444,112
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	394,000	382,171	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.237%	10/10/46	188,000	154,101	(c)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	2,830,000	2,750,854	(a)(c)
Commercial Mortgage Trust, 2014- UBS2 XA, IO	1.238%	3/10/47	12,359,402	161,677	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Commercial Mortgage Trust, 2015- CR24 AM	4.028%	8/10/48	$7,541,000	$7,399,438	(c)
Commercial Mortgage Trust, 2017- PANW A	3.244%	10/10/29	9,771,000	9,423,903	(a)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	8,430,000	6,966,960	(a)
CSAIL Commercial Mortgage Trust, 2018-C14 A4	4.422%	11/15/51	14,929,000	14,916,760	(c)
CSAIL Commercial Mortgage Trust, 2019-C15 A4	4.053%	3/15/52	13,433,000	13,176,303
CSMC Trust, 2015-12R 2A1	1.506%	11/30/37	1,669,692	1,666,966	(a)(c)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	6,994,280	6,659,696	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	18,206,871	16,927,068	(a)(c)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	2.304%	5/15/36	24,332,000	23,953,820	(a)(c)
CSMC Trust, 2019-NQM1 A1, Step bond (2.656% to 11/25/23 then 3.656%)	2.656%	10/25/59	5,493,595	5,346,940	(a)
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.739%)	5.063%	9/16/25	54,350,000	52,027,573	(a)(c)
CSMC Trust, 2020-FACT A (1 mo. USD LIBOR + 1.350%)	2.674%	10/15/37	12,350,000	12,022,264	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	11,367,326	11,052,293	(a)(c)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	22,352,131	21,004,821	(a)(c)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	2.870%	7/25/47	14,998,879	15,064,775	(a)(c)
CSMC Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	5.246%	11/15/23	17,000,000	16,517,764	(a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	7,812,158	6,715,220	(a)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	2,671,719	2,309,288	(a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	32,970,677	28,788,485	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	11,545,209	10,978,785	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	29,686,176	27,074,932	(a)(c)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	12,661,539	11,929,784	(a)(c)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	15,831,370	14,960,416	(a)(c)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	17,246,833	15,860,581	(a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	5.223%	1/15/24	17,000,000	15,718,512	(a)(c)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	34,997,043	31,156,069	(a)(c)

See Notes to Financial Statements.

48	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	2.025%	6/15/34	$7,610,000	$7,444,595	(a)(c)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,320,000	1,265,400	(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	26,572,802	24,953,875	(a)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	2.074%	6/25/34	18,326	17,274	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust Series, 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	1.614%	4/15/36	2,956,220	2,688,249	(a)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	24,932,727	22,836,895	(a)(c)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	3,464,011	3,215,641	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	856,564	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	1,149,667	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019 RR01 X, IO	1.534%	6/25/28	15,000,000	1,147,423	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K062 X1, IO	0.425%	12/25/26	259,989,623	3,164,646	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K072 X1, IO	0.493%	12/25/27	61,889,186	1,083,376	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.705%	3/25/29	24,888,991	814,141	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	1.093%	5/25/29	20,114,018	1,078,500	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 XAM, IO	1.373%	6/25/29	10,114,000	761,023	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.948%	10/25/29	$14,816,893	$738,844	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K133 X1, IO	0.445%	9/25/31	68,914,957	1,847,576	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.403%	3/25/32	34,197,655	855,752	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.450%	4/25/55	6,999,113	203,093	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K145 X1, IO	0.317%	6/25/55	22,500,000	628,126	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K146 X1, IO	0.230%	6/25/32	36,500,000	789,554	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.432%	7/25/26	8,535,867	348,465	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.751%	10/25/26	42,094,877	929,547	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.657%	12/25/27	17,983,928	479,360	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.869%	3/25/28	18,492,472	600,865	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.638%	2/25/35	25,614,779	3,365,057	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.630%	5/25/35	7,448,261	1,043,151	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.443%	7/25/35	6,478,748	810,681	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	14,978,269	678,552	(c)

See Notes to Financial Statements.

50	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.343%	6/25/27	$7,806,989	$281,362	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	6,964,133
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,042,773	1,123,190
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	1,637,984	1,711,085
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	4.966%	11/15/36	272,478	31,866	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	5.106%	2/15/37	695,713	86,770	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	4.706%	9/15/37	563,405	63,311	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	4.906%	1/15/40	146,125	17,923	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	528,539	542,977
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.626%	10/15/41	357,520	43,134	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	5.166%	12/15/41	267,803	35,551	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.726%	8/15/39	539,837	57,538	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.676%	8/15/42	665,471	88,603	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	507,302	52,367
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	1,404,553	221,417

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.926%	9/15/42	$414,155	$43,862	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	611,873	30,718
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	199,857	11,186
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.626%	2/15/44	831,087	104,289	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.676%	5/15/44	326,256	43,093	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.999%	4/15/41	489,046	19,558	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	3,706,170	3,539,814
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	2,330,460	2,225,096
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	1,826,493	1,740,558
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	4,328,161	613,721
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	11,372,955	1,787,595
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	5,104,897	814,151
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	9,808,598	1,382,689
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	2,961,904	436,816
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	14,887,873	2,412,212
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	5,747,900	888,845
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	25,667,813	3,398,416
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	18,015,981	2,570,154
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	23,446,845	3,202,103

See Notes to Financial Statements.

52	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	$11,899,492	$1,396,684
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL	4.000%	4/25/52	21,428,000	20,950,411
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	14,368,162	11,976,462
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M1 (30 Day Average SOFR + 0.900%)	1.826%	12/25/50	32,126	32,063	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	2.426%	10/25/41	38,510,000	35,241,560	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	1.926%	1/25/42	35,480,000	34,258,548	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	3.126%	5/25/42	5,972,120	5,900,224	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	154,201	8,187
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.776%	8/15/44	232,017	28,660	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.676%	12/15/46	3,707,745	484,657	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2B (1 mo. USD LIBOR + 3.450%)	5.074%	10/25/29	8,336,000	8,369,816	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	3.226%	8/25/33	20,330,000	19,257,056	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	3.826%	4/25/42	33,130,000	31,228,418	(a)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1M2 (1 mo. USD LIBOR + 3.550%)	5.174%	7/25/29	$1,104,356	$1,128,811	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	6.024%	1/25/24	6,061,763	6,202,730	(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	4.026%	3/25/42	11,510,000	10,796,469	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.456%	2/25/43	446,556	442,240	(c)
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.128%	1/25/24	20,427,429	19,514	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M4 X2, IO	0.271%	7/25/22	124,414	1	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.572%	12/25/24	94,393,225	927,607	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	1,828,024	1,798,520	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.225%	4/25/28	1,032,076	1,013,651	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,744,312
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	2,048,000	2,041,478
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	3,648,000	3,553,615
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	3,364,912	3,356,111
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.941%	6/25/34	4,951,298	248,859	(c)

See Notes to Financial Statements.

54	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.700%	6/25/29	$9,861,810	$311,236	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	209,266	197,814
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	5,138,915	4,813,345	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	2,690,331	2,588,730
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,530,302	1,412,429
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.553%	9/25/34	21,478,399	1,873,763	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.634%	12/25/33	38,626,304	3,504,734	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.856%	4/25/40	318,689	42,743	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	1,963,175	1,985,456
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	518,952	555,376
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	5.076%	10/25/26	170,802	5,892	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	34,303	35,826
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.876%	4/25/42	692,304	101,866	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	$472,015	$509,455
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	189,274	212,766
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	35,840	32,365
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.026%	3/25/42	631,245	58,622	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	71,681	64,546
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.976%	7/25/42	130,927	19,120	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	163,465	5,739
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.526%	12/25/42	490,927	71,169	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.526%	12/25/42	326,440	43,252	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	927,826	1,011,225
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	2,316,973	2,454,489
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	535,925	80,661
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	207,522	5,473

See Notes to Financial Statements.

56	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	$828,689	$135,900
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.526%	6/25/43	1,173,542	170,520	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.326%	12/25/43	2,413,626	311,361	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.526%	9/25/41	968,795	82,831	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.146%	8/25/44	1,390,094	57,571	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.526%	8/25/45	673,663	100,763	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,396,723	1,326,894
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.476%	10/25/57	7,088,487	986,118	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.576%	11/25/47	2,198,331	222,366	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,348,734	4,414,871
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	4,400,000	3,693,683
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	8,440,692	1,350,465

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) REMIC, 2020-57 NI, IO	2.500%	8/25/50	$7,384,933	$1,185,434
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	4,209,219	687,731
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	26,454,624	3,972,363
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	30,923,058	4,229,217
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	17,559,990	2,829,708
Federal National Mortgage Association (FNMA) REMIC, 2021-3 IB, IO	2.500%	2/25/51	22,708,066	3,863,836
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	22,753,889	3,507,849
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	33,529,234	5,418,720
Federal National Mortgage Association (FNMA) REMIC, 2021-69 IJ, IO	2.500%	1/25/49	46,674,165	6,926,133
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	197,677	41,156
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	70,771	13,887
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	36,418	7,298	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	32,573	6,975	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	50,170	8,651
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	253,488	52,737

See Notes to Financial Statements.

58	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	$561,072	$23,639
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	748,997	36,358
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	657,173	102,218
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	774,064	134,127
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	547,840	100,619
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	368,934	65,923
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	618,821	614,121	(a)(c)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	2.021%	10/25/36	17,149,887	2,875,007	(a)(c)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	349,324,375	2,023,514	(a)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	812,810	782,636	(a)(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.885%	4/20/40	63,181	8,403	(c)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	61,931	62,196
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	4.955%	6/20/40	1,107,226	146,211	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.055%	1/20/40	37,804	962	(c)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	57,333	57,299

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	1.573%	3/20/60	$982,321	$976,793	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	2.023%	5/20/60	447,553	448,065	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	1.153%	8/20/58	358,482	355,475	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	1.183%	12/20/60	1,006,148	996,351	(c)(d)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	1.203%	12/20/60	1,100,614	1,090,603	(c)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	1.303%	1/20/61	833,886	827,924	(c)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	1.303%	12/20/60	1,071,032	1,062,816	(c)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	1.253%	2/20/61	1,071,629	1,062,585	(c)(d)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	1.283%	3/20/61	1,201,995	1,192,443	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	1.303%	3/20/61	909,570	903,502	(c)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.456%	4/16/53	9,157,657	55,177	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.455%	3/20/42	1,261,303	175,637	(c)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.028%	3/16/49	2,748,629	1,149	(c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	54,524	1,638

See Notes to Financial Statements.

60	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.591%	8/16/42	$483,097	$65,759	(c)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.132%	2/16/53	5,925,133	21,621	(c)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.691%	10/16/42	501,387	64,677	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.067%	10/16/48	29,456,804	77,527	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.543%	11/16/47	9,131,190	135,033	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.851%	11/16/47	3,265,826	3,103,407	(c)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.040%	2/16/46	3,360,155	86,504	(c)
Government National Mortgage Association (GNMA), 2014-005 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.641%	6/16/43	261,446	14,424	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.335%	6/16/48	76,512	75,557	(c)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.145%	2/16/48	762,190	6,349	(c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.651%	9/16/55	3,395,867	101,668	(c)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.605%	8/20/44	4,279,561	599,237	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	585,357	22,306
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.391%	8/16/54	4,830,051	61,052	(c)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.378%	4/16/55	12,394,603	205,987	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,440,179	247,801
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	7,748,531	1,562,380

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.591%	10/16/46	$1,625,187	$296,218	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.439%	8/16/58	5,516,935	164,768	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.659%	2/16/57	8,809,953	354,430	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.652%	7/16/58	3,920,132	133,167	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.535%	2/16/59	4,350,794	164,208	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.518%	4/16/57	6,935,300	240,564	(c)
Government National Mortgage Association (GNMA), 2017-157 IO	0.508%	12/16/59	3,323,653	120,444	(c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.543%	3/16/60	2,374,195	89,874	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.587%	11/20/67	489,450	25,467	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	1,337,325	1,283,695
Government National Mortgage Association (GNMA), 2018-130 A	3.250%	5/16/59	188,939	188,684
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	1.103%	2/20/68	4,145,252	4,102,604	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	1.103%	5/20/68	6,710,988	6,638,090	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	1.103%	5/20/68	3,235,678	3,194,034	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	2,741,811	2,657,741
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	8,935,292	1,410,498
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	3,076,079	518,589

See Notes to Financial Statements.

62	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	$4,180,280	$3,514,993
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.841%	5/16/60	14,749,373	956,709	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	3,560,488	491,564
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	10,627,300	1,499,406
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	5,152,743	725,982
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	4,887,101	692,338
Government National Mortgage Association (GNMA), 2020-157 IO, IO	0.950%	6/16/62	17,828,508	1,281,114	(c)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	3,566,691	504,921
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	5,004,690	723,323
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	16,798,368	2,424,940
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	37,879,351	4,326,114
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.913%	11/16/60	5,806,072	411,284	(c)
Government National Mortgage Association (GNMA), 2020-195 IO, IO	0.958%	12/16/62	85,939,810	6,559,940	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. USD LIBOR + 1.150%)	1.953%	5/20/70	9,126,669	9,180,427	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	2.053%	4/20/70	8,389,585	8,474,229	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	1.303%	7/20/70	2,184,304	2,141,473	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	1.253%	7/20/70	3,190,921	3,117,945	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	1.253%	7/20/70	26,927,329	26,367,127	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	63

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	$24,225,412	$4,494,669
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	16,806,908	1,056,086	(c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.816%	5/16/63	16,334,644	1,113,709	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.896%	10/16/62	14,189,300	992,736	(c)
Government National Mortgage Association (GNMA), 2021-115 MI, IO	2.500%	5/20/51	10,061,531	1,156,429
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	7,749,057	5,443,488
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	66,295,561	3,889,206	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	12,525,625
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.567%	1/16/63	14,937,914	918,112	(c)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	31,365,705	1,815,168	(c)
Great Wolf Trust, 2019-WOLF B (1 mo. USD LIBOR + 1.334%)	2.658%	12/15/36	8,101,000	7,828,627	(a)(c)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.550%)	3.124%	9/15/31	24,467,934	21,675,470	(a)(c)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.750%)	4.324%	9/15/31	29,598,786	23,965,018	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,003,000	991,962	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	9,971,710
GS Mortgage Securities Corp. Trust, 2018-RIVR D (1 mo. USD LIBOR + 1.334%)	2.658%	7/15/35	11,033,000	10,121,451	(a)(c)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.740%)	2.352%	6/20/35	3,476,550	3,265,652	(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	2.926%	9/25/35	13,279	11,782	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.699%	8/15/46	2,260,000	2,204,983	(c)

See Notes to Financial Statements.

64	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.049%	1/15/47	$439,000	$435,307	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.702%	9/15/47	1,379,000	1,264,126	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	1,791,000	1,767,832
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	5.074%	5/15/28	2,186,936	2,021,823	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-NLP A (1 mo. Term SOFR + 0.597%)	1.875%	4/15/37	12,600,000	11,870,712	(a)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	5,390,012	5,086,509	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	4,820,229	4,559,545	(a)(c)
Legacy Mortgage Asset Trust, 2019- GS5 A1	3.200%	5/25/59	17,841,343	17,843,916	(a)
Legacy Mortgage Asset Trust, 2020- GS5 A1, Step bond (3.250% to 8/25/23, 6.250% to 8/25/24 then 7.250%)	3.250%	6/25/60	7,834,590	7,724,558	(a)
Legacy Mortgage Asset Trust, 2021- GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	15,615,074	15,163,572	(a)
Legacy Mortgage Asset Trust, 2021- GS2 A1, Step bond (1.750% to 4/25/ 24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	8,426,400	7,938,289	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	42,823	34,447	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	1.974%	5/25/35	355,075	196,873	(a)(c)
Merrill Lynch Mortgage Investors Trust Series, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.740%)	2.364%	8/25/36	1,714,489	1,704,953	(c)
Merrill Lynch Mortgage Investors Trust Series, 2005-A9 3A1	2.692%	12/25/35	13,404	9,275	(c)
Merrill Lynch Mortgage Investors Trust Series MLCC, 2006-1 1A	2.079%	2/25/36	15,953	15,256	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	65

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	$1,260,000	$1,196,357	(c)
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.850%)	2.174%	11/15/34	2,063,536	2,012,523	(a)(c)
Morgan Stanley Capital I Trust, 2019- BPR A (1 mo. USD LIBOR + 1.650%)	2.974%	5/15/36	16,976,341	16,398,864	(a)(c)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.184%	3/15/52	41,701,425	2,221,080	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.563%	7/25/35	279,284	254,079	(c)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	6,358,000	5,980,005	(a)(c)
NAAC Reperforming Loan REMIC Trust Certificates Series, 2004-R3 A1	6.500%	2/25/35	117,082	108,399	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	15,583,000	14,848,785	(a)
New Residential Mortgage Loan Trust, 2015-2A A1	3.750%	8/25/55	5,624,537	5,444,905	(a)(c)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	6,024,054	5,952,914	(a)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	5,903,513	5,740,062	(a)(c)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	8,005,524	7,804,588	(a)(c)
New Residential Mortgage Loan Trust, 2018-3A A1	4.500%	5/25/58	10,644,518	10,591,755	(a)(c)
New Residential Mortgage Loan Trust, 2018-RPL1 A1	3.500%	12/25/57	8,356,691	8,177,024	(a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	10,838,451	10,596,424	(a)(c)
New Residential Mortgage Loan Trust, 2019-4A A1B	3.500%	12/25/58	11,982,712	11,684,295	(a)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	4,085,446	3,962,468	(a)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	12,211,895	10,920,943	(a)(c)
New Residential Mortgage Loan Trust, 2022-NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	18,452,460	18,037,844	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005- AP2 A5	5.476%	5/25/35	48,481	27,629

See Notes to Financial Statements.

66	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	$79,262	$79,645	(a)(c)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	25,348,568	24,628,915	(a)(c)
NYMT Loan Trust, 2022-CP1 A1	2.042%	7/25/61	16,762,009	15,852,691	(a)
OBX Trust, 2021-NQM3 A3	1.362%	7/25/61	8,251,831	7,132,612	(a)(c)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	35,775,479	31,346,607	(a)(c)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	9,336,418	8,171,965	(a)(c)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	1.808%	10/15/36	27,190,000	25,633,421	(a)(c)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	208,138	207,547	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	11,921,078	10,266,380	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	9,282,257	8,202,022	(a)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	11,796,896	10,116,772	(a)(c)
SBALR Commercial Mortgage Trust, 2020-RR1 A3	2.825%	2/13/53	22,200,000	19,833,971	(a)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	9,414,166	9,005,134	(a)(c)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	4.263%	1/15/27	11,250,000	10,986,418	(a)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	2.279%	1/15/39	20,410,000	19,658,563	(a)(c)
Soho Trust, 2021-SOHO A	2.786%	8/10/38	34,000,000	29,447,981	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	1.944%	10/25/35	163,808	154,249	(c)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	13,024,042	12,726,356	(a)(c)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	18,080,000	16,926,805	(a)(c)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,362,107	(c)
UBS Commercial Mortgage Trust, 2018-C15 C	5.370%	12/15/51	2,960,000	2,778,785	(c)
VLS Commercial Mortgage Trust, 2020- LAB A	2.130%	10/10/42	36,680,000	30,211,698	(a)
VLS Commercial Mortgage Trust, 2020- LAB B	2.453%	10/10/42	2,250,000	1,830,433	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	2.529%	9/25/33	6,147	5,877	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	67

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-HY4 4A1	2.532%	9/25/36	$69,679	$61,782	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	1,035,361	1,007,047	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	2,066,000	1,989,987
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.214%	5/15/48	30,282,536	698,025	(c)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	7,160,000	6,835,632
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.677%	8/15/54	99,146,476	9,684,786	(c)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	6,495,951	(a)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	224,000	219,431	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.142%	3/15/47	6,702,504	73,324	(c)
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	4,621,000	4,456,576	(c)
WFRBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.167%	8/15/47	22,560,389	368,792	(c)
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,611,000	2,560,253
Worldwide Plaza Trust, 2017-WWP A	3.526%	11/10/36	5,725,000	5,339,253	(a)
Total Collateralized Mortgage Obligations (Cost — $2,097,683,996)				1,967,362,787
Asset-Backed Securities — 7.7%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	2.334%	10/23/34	30,500,000	29,592,760	(a)(c)
AIMCO CLO Series, 2017-AA AR (3 mo. USD LIBOR + 1.050%)	2.113%	4/20/34	400,000	387,484	(a)(c)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	2.434%	1/19/33	3,250,000	3,189,875	(a)(c)
AMMC CLO XI Ltd., 2012-011A A1R2 (3 mo. USD LIBOR + 1.010%)	2.296%	4/30/31	1,543,000	1,516,152	(a)(c)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	2.659%	7/25/32	129,842	128,021	(c)
Apidos CLO XXXV, 2021-35A A (3 mo. USD LIBOR + 1.050%)	2.113%	4/20/34	4,300,000	4,160,474	(a)(c)

See Notes to Financial Statements.

68	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	$11,108,790	$10,815,600	(a)
Aqua Finance Trust, 2021-A A	1.540%	7/17/46	11,611,184	10,735,000	(a)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	2.229%	1/15/37	8,850,000	8,623,219	(a)(c)
Arbys Funding LLC, 2020-1A A2	3.237%	7/30/50	884,250	798,419	(a)
Ares LXIII CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	2.267%	4/20/35	10,130,000	9,876,750	(a)(c)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	1.964%	4/15/30	8,060,000	7,907,355	(a)(c)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.220%)	1.844%	5/25/36	96,510	26,268	(c)
Atrium IX, 9A AR2 (3 mo. USD LIBOR + 0.990%)	2.588%	5/28/30	1,090,000	1,074,195	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	17,911,000	17,089,084	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A A	2.330%	8/20/26	30,713,000	29,246,205	(a)
Bain Capital Credit CLO, 2020-1A A1 (3 mo. USD LIBOR + 1.190%)	2.234%	4/18/33	4,650,000	4,552,107	(a)(c)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. USD LIBOR + 1.170%)	1.382%	1/20/35	13,140,000	12,731,598	(a)(c)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	2.678%	11/20/30	930,000	906,703	(a)(c)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	1.810%	1/15/35	15,260,000	15,001,480	(a)(c)
BCRED MML CLO LLC, 2022-1A A1 (3 mo. Term SOFR + 1.650%)	2.245%	4/20/35	8,380,000	8,178,868	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	2.599%	12/25/34	3,117,480	3,056,659	(c)
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	2.243%	1/20/32	6,000,000	5,895,000	(a)(c)(l)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	12,579,836	10,783,263	(a)
Blackrock Rainier CLO VI Ltd., 2021-6A A (3 mo. USD LIBOR + 1.700%)	2.763%	4/20/33	4,000,000	3,966,377	(a)(c)
BlueMountain CLO Ltd., 2013-2A A1R (3 mo. USD LIBOR + 1.180%)	2.316%	10/22/30	245,096	242,337	(a)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	69

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
BlueMountain CLO XXVIII Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	2.304%	4/15/34	$11,330,000	$11,092,926	(a)(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	4.697%	12/27/39	1,174,651	1,183,442	(c)
Canyon CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.180%)	2.224%	7/15/34	5,980,000	5,816,413	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	2.014%	4/17/31	4,486,360	4,405,145	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	2.275%	7/27/31	8,445,455	8,287,103	(a)(c)
Carlyle US CLO Ltd., 2018-2A A2 (3 mo. USD LIBOR + 1.600%)	2.644%	10/15/31	4,050,000	3,877,231	(a)(c)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	2.763%	4/20/29	6,605,000	6,408,501	(a)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	2.164%	7/17/34	24,600,000	23,837,085	(a)(c)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	2.313%	7/20/30	1,000,000	991,953	(a)(c)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	6,920,000	6,651,863	(a)
Cerberus Loan Funding XXVII LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	2.844%	1/15/32	1,950,000	1,921,516	(a)(c)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.894%	10/15/31	7,690,000	7,668,645	(a)(c)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	2.108%	4/23/29	3,447,936	3,419,642	(a)(c)
College Ave Student Loans LLC, 2019-A A1 (1 mo. USD LIBOR + 1.400%)	3.024%	12/28/48	8,084,631	8,007,222	(a)(c)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	3,163,000	2,796,569	(a)
Commonbond Student Loan Trust, 2020-1 A	1.690%	10/25/51	6,568,528	5,821,179	(a)
Conseco Finance Corp., 1996-5 B1	8.100%	7/15/26	26,278	32	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.680%)	2.304%	12/25/36	211,036	162,950	(a)(c)

See Notes to Financial Statements.

70	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	4.807%	2/3/29	$2,210	$1,723	(a)(c)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	19,754,584	19,238,217	(a)(c)
CSMC Trust, 2017-RPL1 M1	2.963%	7/25/57	22,223,700	19,780,369	(a)(c)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	6,890,797	6,441,447	(a)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	2.084%	4/15/34	8,351,000	8,079,798	(a)(c)
Dryden 87 CLO Ltd., 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	2.578%	5/20/34	31,400,000	30,406,438	(a)(c)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	2.774%	11/25/69	4,481,685	4,384,266	(a)(c)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,321,972	1,286,750
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	340,000	332,493
Ford Credit Auto Owner Trust, 2020-1 C	2.540%	8/15/31	3,197,000	2,991,409	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	21,216,409
Fortress Credit BSL VII Ltd., 2019-1A A2 (3 mo. USD LIBOR + 2.000%)	3.184%	7/23/32	6,717,000	6,578,698	(a)(c)
Goldentree Loan Management US CLO 4 Ltd., 2019-4A AR (3 mo. USD LIBOR + 1.110%)	2.294%	4/24/31	4,350,000	4,253,419	(a)(c)
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	2.163%	7/20/34	12,950,000	12,522,650	(a)(c)
Golub Capital Partners CLO 25M Ltd., 2015-25A AR (3 mo. USD LIBOR + 1.380%)	2.743%	5/5/30	28,660,000	28,184,517	(a)(c)
Golub Capital Partners CLO 36m Ltd., 2018-36A A (3 mo. USD LIBOR + 1.300%)	2.663%	2/5/31	2,250,000	2,223,111	(a)(c)
Golub Capital Partners CLO 41 B Ltd., 2019-41A AR (3 mo. USD LIBOR + 1.320%)	2.383%	1/20/34	6,170,000	5,982,576	(a)(c)
Golub Capital Partners CLO 45M Ltd., 2019-45A A (3 mo. USD LIBOR + 1.720%)	2.783%	10/20/31	10,568,000	10,377,607	(a)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	71

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Golub Capital Partners CLO 47M Ltd., 2020-47A C1 (3 mo. USD LIBOR + 3.250%)	4.613%	5/5/32	$1,250,000	$1,217,948	(a)(c)
Golub Capital Partners CLO 54M LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	2.893%	8/5/33	8,650,000	8,379,917	(a)(c)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. USD LIBOR + 1.490%)	2.674%	10/25/34	11,580,000	11,115,040	(a)(c)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	3.996%	12/20/29	14,480,542	14,460,229	(a)(c)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	2.054%	4/15/31	6,680,000	6,543,060	(a)(c)
Greywolf CLO V Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	2.344%	1/27/31	16,929,969	16,730,237	(a)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	2.323%	1/20/30	9,450,000	9,359,043	(a)(c)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	2.413%	1/20/33	1,420,000	1,384,620	(a)(c)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	2.736%	11/30/32	4,900,000	4,821,600	(a)(c)
Hertz Vehicle Financing LLC, 2022-4A A	3.730%	9/25/26	8,380,000	8,232,474	(a)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	5,200,000	4,610,149	(a)
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.050%)	2.559%	6/16/36	4,200,000	4,108,125	(a)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	23,260,000	20,410,650	(a)
HPS Loan Management Ltd., 2021-16A A1 (3 mo. USD LIBOR + 1.140%)	2.324%	1/23/35	18,900,000	18,275,000	(a)(c)
ICG US CLO LLC, 2015-2RA A1 (3 mo. USD LIBOR + 1.370%)	2.414%	1/16/33	1,750,000	1,702,036	(a)(c)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	14,556,850	13,337,280	(a)
JGWPT XXXIV LLC, 2015-1A B	4.250%	9/17/74	1,160,376	1,066,320	(a)
KKR CLO 14 Ltd., 14 BR (3 mo. USD LIBOR + 1.800%)	2.844%	7/15/31	600,000	580,720	(a)(c)
KKR CLO 20 Ltd., 20 A (3 mo. USD LIBOR + 1.130%)	2.174%	10/16/30	5,750,000	5,655,510	(a)(c)
KKR CLO 32 Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	2.364%	1/15/32	3,080,000	3,031,055	(a)(c)

See Notes to Financial Statements.

72	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	2.957%	2/17/39	$23,010,000	$22,328,453	(a)(c)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	2.124%	7/16/31	3,728,000	3,667,305	(a)(c)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	2.284%	7/15/27	1,188,275	1,184,733	(a)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	8,744,436	7,783,652	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	7,336,499	6,363,591	(a)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	2.132%	1/21/31	21,046	20,623	(c)
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	2.183%	10/18/31	7,100,000	6,955,440	(a)(c)
Magnetite XVII Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	2.163%	7/20/31	4,478,000	4,397,748	(a)(c)
MAPS Trust, 2021-1A A	2.521%	6/15/46	10,800,270	9,396,066	(a)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	2.644%	7/15/29	4,000,000	3,878,207	(a)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	2.663%	10/20/30	6,090,000	5,841,686	(a)(c)
Navient Private Education Loan Trust, 2014-AA A3 (1 mo. USD LIBOR + 1.600%)	2.924%	10/15/31	2,000,000	1,974,431	(a)(c)
Navient Private Education Refi Loan Trust, 2020-A A2A	2.460%	11/15/68	14,488,321	13,747,829	(a)
Navient Private Education Refi Loan Trust, 2020-A A2B (1 mo. USD LIBOR + 0.900%)	2.224%	11/15/68	519,605	511,404	(a)(c)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	8,181,492	7,697,846	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	1,598,277	1,499,703	(a)
Nelnet Student Loan Trust, 2007-1 A4 (3 mo. USD LIBOR + 0.110%)	1.634%	8/27/36	19,072,559	17,883,747	(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. USD LIBOR + 1.030%)	2.642%	4/20/62	12,321,000	11,885,127	(a)(c)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	2.224%	9/25/47	7,697,797	7,488,005	(a)(c)
Newark BSL CLO 2 Ltd., 2017-1A A1R (3 mo. USD LIBOR + 0.970%)	2.154%	7/25/30	2,780,000	2,739,065	(a)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	73

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	$9,529,404	$8,730,958	(a)
Ocean Trails CLO X, 2020-10A AR (3 mo. USD LIBOR + 1.220%)	2.264%	10/15/34	10,245,000	9,923,863	(a)(c)
Octagon Investment Partners 35 Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	2.123%	1/20/31	10,560,000	10,396,320	(a)(c)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	2.411%	2/14/31	13,480,000	13,174,948	(a)(c)
OHA Credit Funding 7 Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	2.146%	2/24/37	19,270,000	18,724,183	(a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	2.545%	5/23/31	5,330,000	5,242,721	(a)(c)
Owl Rock CLO I Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	3.278%	5/20/31	3,100,000	3,072,393	(a)(c)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	2.863%	4/20/32	14,280,000	14,049,961	(a)(c)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.150%)	2.561%	11/14/34	17,730,000	17,168,553	(a)(c)
PEAR LLC, 2021-1 A	2.600%	1/15/34	1,111,913	1,062,057	(a)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	2.143%	7/20/34	31,620,000	30,570,179	(a)(c)
RAAC Series Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.580%)	2.204%	5/25/46	2,625,684	2,607,999	(a)(c)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	2.143%	4/20/34	7,620,000	7,380,065	(a)(c)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	2.174%	10/15/34	32,550,000	31,519,335	(a)(c)
SBA Small Business Investment Cos., 2021-10A 1	1.667%	3/10/31	5,628,407	5,022,698
Shackleton CLO Ltd., 2013-3A AR (3 mo. USD LIBOR + 1.120%)	2.164%	7/15/30	891,122	879,323	(a)(c)
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	2.713%	10/20/31	24,190,000	23,757,276	(a)(c)
SLC Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.160%)	1.989%	9/15/39	3,376,289	3,195,962	(c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. USD LIBOR + 4.750%)	6.074%	10/15/41	8,771,526	9,589,865	(a)(c)

See Notes to Financial Statements.

74	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	2.499%	12/17/68	$1,740,736	$1,687,425	(a)(c)
SLM Student Loan Trust, 2004-3A A6A (3 mo. USD LIBOR + 0.550%)	1.734%	10/25/64	1,700,807	1,652,652	(a)(c)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	2.324%	6/15/37	6,807,898	6,812,390	(a)(c)
SMB Private Education Loan Trust, 2020-PTA B	2.500%	9/15/54	10,000,000	8,207,618	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	13,140,566	12,021,344	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	15,500,000	14,130,377	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	1,147,938	1,065,821	(a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. USD LIBOR + 0.800%)	2.124%	1/15/53	3,850,000	3,715,552	(a)(c)
SMB Private Education Loan Trust, 2021-C C	3.000%	1/15/53	17,189,000	16,153,837	(a)
Sound Point CLO XX Ltd., 2018-2A A (3 mo. USD LIBOR + 1.100%)	2.314%	7/26/31	649,000	637,688	(a)(c)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	1,420,259	1,320,018	(a)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	2.424%	2/25/34	2,616,502	2,546,070	(c)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	2.129%	11/15/38	10,350,000	9,994,094	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,731,389	3,391,416	(a)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	2.004%	4/16/31	1,954,000	1,914,920	(a)(c)
THL Credit Lake Shore MM CLO I Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.700%)	2.744%	4/15/33	6,500,000	6,289,481	(a)(c)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	10,015,198	8,904,453	(a)
Trinity Rail Leasing 2020 LLC, 2020-2A A2	2.560%	11/19/50	4,153,000	3,695,285	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,493,883	1,452,315

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	75

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	$3,400,827	$3,141,011
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	2.234%	10/18/31	8,300,000	8,172,291	(a)(c)
Voya CLO Ltd., 2017-3A A1R (3 mo. USD LIBOR + 1.040%)	2.103%	4/20/34	11,300,000	10,876,916	(a)(c)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	2.194%	10/15/31	22,280,000	21,901,240	(a)(c)
Wellman Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.100%)	2.144%	7/15/34	7,000,000	6,799,699	(a)(c)
Whitebox CLO I Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	2.314%	7/24/32	3,910,000	3,804,983	(a)(c)
Whitebox CLO II Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	2.404%	10/24/34	17,409,000	16,927,598	(a)(c)
Whitebox CLO III Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	2.264%	10/15/34	21,580,000	20,985,519	(a)(c)
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	10,447,500	9,330,159	(a)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	2.534%	7/15/32	8,934,400	8,812,940	(a)(c)
Total Asset-Backed Securities (Cost — $1,259,922,898)				1,211,792,012
Sovereign Bonds — 2.9%
Brazil — 0.0%††
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	6,170,000	4,421,917
Chile — 0.1%
Chile Government International Bond, Senior Notes	3.100%	1/22/61	20,340,000	13,802,545
Colombia — 0.4%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	8,150,000	7,220,823
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	6,310,000	4,663,361
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	27,210,000	19,729,586
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	13,174,000	9,510,736

See Notes to Financial Statements.

76	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Colombia — continued
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	$10,959,000	$7,364,994
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	22,102,000	15,047,024
Total Colombia				63,536,524
India — 0.0%††
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	6,970,610	(a)
Indonesia — 0.1%
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	16,110,000	13,008,343
Israel — 0.3%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	24,680,000	22,918,194
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	11,700,000	10,660,478
State of Israel, Senior Notes	3.375%	1/15/50	5,060,000	4,102,511
State of Israel, Senior Notes	3.800%	5/13/60	3,000,000	2,507,250	(b)
Total Israel				40,188,433
Kazakhstan — 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	24,162,000	20,189,236	(a)
Mexico — 0.6%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	10,882,000	8,982,856
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	98,631
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	58,074,000	48,508,643
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	17,344,000	13,933,385
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	42,150,000	31,835,156
Total Mexico				103,358,671
Panama — 0.4%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,770,000	2,466,574
Panama Government International Bond, Senior Notes	2.252%	9/29/32	10,770,000	8,423,834

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	77

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Panama — continued
Panama Government International Bond, Senior Notes	6.700%	1/26/36	$10,747,000	$11,648,207
Panama Government International Bond, Senior Notes	4.500%	5/15/47	19,262,000	15,866,426
Panama Government International Bond, Senior Notes	4.300%	4/29/53	28,960,000	22,817,674
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	3,104,827
Total Panama				64,327,542
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	5,998,000	6,230,764
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	410,000	307,470
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	11,580,000	7,867,861
Total Peru				14,406,095
Poland — 0.2%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	28,455,000	28,498,934
Russia — 0.0%††
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	9,400,000	2,683,700	*(b)(m)
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	24,350,000	24,360,714	(a)
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	4,140,000	4,141,822	(b)
Total United Arab Emirates				28,502,536
Uruguay — 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	39,694,000	40,202,562
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	18,884,000	19,041,587
Total Uruguay				59,244,149
Total Sovereign Bonds (Cost — $579,582,180)				463,139,235

See Notes to Financial Statements.

78	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
U.S. Treasury 5-Year Notes Futures, Put @ $112.00	7/22/22	264	$264,000	$138,188
U.S. Treasury 10-Year Notes Futures, Call @ $117.00	7/1/22	105	105,000	160,781
U.S. Treasury 10-Year Notes Futures, Call @ $118.25	7/1/22	105	105,000	47,578
U.S. Treasury 10-Year Notes Futures, Call @ $117.00	7/22/22	688	688,000	1,322,250
U.S. Treasury 10-Year Notes Futures, Call @ $117.25	7/22/22	105	105,000	182,110
U.S. Treasury 10-Year Notes Futures, Put @ $118.00	7/1/22	105	105,000	11,484
U.S. Treasury 10-Year Notes Futures, Put @ $118.00	7/22/22	315	315,000	221,484
U.S. Treasury 10-Year Notes Futures, Put @ $118.25	7/22/22	210	210,000	170,625
U.S. Treasury Long-Term Bonds Futures, Call @ $135.00	7/1/22	105	105,000	382,266
U.S. Treasury Long-Term Bonds Futures, Call @ $134.50	7/22/22	315	315,000	1,456,875
U.S. Treasury Long-Term Bonds Futures, Call @ $136.00	7/22/22	185	185,000	638,828
Total Exchange-Traded Purchased Options (Cost — $2,414,516)				4,732,469

	Counterparty
OTC Purchased Options — 0.0%††
Credit default swaption to sell protection on Markit CDX.NA.IG.38 Index, Call @ 80.00bps (Cost — $673,860)	BNP Paribas SA	6/20/27	224,620,000	224,620,000	16,889
Total Purchased Options (Cost — $3,088,376)					4,749,358

	Rate	Maturity Date	Face Amount
Municipal Bonds — 0.0%††
Illinois — 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	3,067

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	79

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	$134,000	$180,697
Total Municipal Bonds (Cost — $186,048)				183,764
Total Investments before Short-Term Investments (Cost — $17,786,325,204)				15,823,469,773

			Shares
Short-Term Investments — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $21,698,901)	1.316%		21,698,901	21,698,901	(l)
Total Investments — 100.2% (Cost — $17,808,024,105)				15,845,168,674
Liabilities in Excess of Other Assets — (0.2)%				(28,105,935)
Total Net Assets — 100.0%				$15,817,062,739

See Notes to Financial Statements.

80	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2022, the Fund held TBA securities with a total cost of $250,219,116.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2022, the total market value of investments in Affiliated Companies was $27,593,901 and the cost was $27,698,901 (Note 8).

(m)	The coupon payment on this security is currently in default as of June 30, 2022.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	81

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARM	— Adjustable Rate Mortgage

bps	— basis point spread (100 basis points = 1.00%)

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
90-Day Eurodollar Futures, Call	12/19/22	$96.50	3,139	$7,847,500	$(2,256,156)
90-Day Eurodollar Futures, Call	12/19/22	97.00	12,904	32,260,000	(4,435,750)
90-Day Eurodollar Futures, Call	12/19/22	99.00	105	262,500	(3,281)
U.S. Treasury 5-Year Notes Futures, Call	7/22/22	111.00	318	318,000	(464,578)
U.S. Treasury 5-Year Notes Futures, Call	7/22/22	111.50	1,726	1,726,000	(1,874,329)
U.S. Treasury 5-Year Notes Futures, Call	7/22/22	112.00	4,632	4,632,000	(3,582,565)
U.S. Treasury 5-Year Notes Futures, Put	7/22/22	110.00	529	529,000	(41,328)
U.S. Treasury 10-Year Notes Futures, Call	7/1/22	117.75	105	105,000	(88,594)
U.S. Treasury 10-Year Notes Futures, Call	7/22/22	116.50	477	477,000	(1,103,063)
U.S. Treasury 10-Year Notes Futures, Call	7/22/22	117.50	1,352	1,352,000	(2,112,500)
U.S. Treasury 10-Year Notes Futures, Call	7/22/22	118.00	5,348	5,348,000	(6,601,437)
U.S. Treasury 10-Year Notes Futures, Call	7/22/22	120.00	530	530,000	(207,031)
U.S. Treasury 10-Year Notes Futures, Put	7/1/22	117.50	53	53,000	(1,656)

See Notes to Financial Statements.

82	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 10-Year Notes Futures, Put	7/1/22	$117.75	211	$211,000	$(13,188)
U.S. Treasury 10-Year Notes Futures, Put	7/8/22	117.50	1,056	1,056,000	(247,500)
U.S. Treasury 10-Year Notes Futures, Put	7/8/22	117.75	315	315,000	(93,516)
U.S. Treasury 10-Year Notes Futures, Put	7/22/22	115.00	105	105,000	(11,484)
U.S. Treasury 10-Year Notes Futures, Put	7/22/22	117.00	422	422,000	(164,844)
U.S. Treasury Long-Term Bonds Futures, Call	7/22/22	138.00	263	263,000	(571,203)
U.S. Treasury Long-Term Bonds Futures, Call	7/22/22	139.00	211	211,000	(349,469)
U.S. Treasury Long-Term Bonds Futures, Put	7/8/22	137.00	607	607,000	(322,469)
U.S. Treasury Long-Term Bonds Futures, Put	7/22/22	134.00	581	581,000	(245,109)
U.S. Treasury Long-Term Bonds Futures, Put	7/22/22	136.00	53	53,000	(43,891)
Total Exchange-Traded Written Options (Premiums received — $22,127,845)					$(24,834,941)

OTC Written Options

	Counterparty
Credit default swaption to sell protection on Markit CDX.NA.IG.38 Index, Put (Premiums received — $724,400)	BNP Paribas SA	6/20/27	100.00	bps	224,620,000	$224,620,000	‡	$(659,913)
Total Written Options (Premiums received — $22,852,245)								$(25,494,854)

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	3,193	6/23	$770,716,818	$772,905,563	$2,188,745
90-Day Eurodollar	16,421	12/22	4,008,201,260	3,953,766,275	(54,434,985)
90-Day Eurodollar	4,181	6/23	1,013,391,062	1,009,345,662	(4,045,400)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	83

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
90-Day Eurodollar	1,033	9/23	$255,839,607	$249,869,788	$(5,969,819)
90-Day Eurodollar	5,924	12/23	1,451,834,015	1,435,163,050	(16,670,965)
U.S. Treasury 2-Year Notes	4,809	9/22	1,013,012,739	1,009,965,146	(3,047,593)
U.S. Treasury 5-Year Notes	42,605	9/22	4,797,972,076	4,782,411,250	(15,560,826)
U.S. Treasury Ultra 10-Year Notes	3,477	9/22	446,573,017	442,882,875	(3,690,142)
U.S. Treasury Ultra Long-Term Bonds	1,641	9/22	242,947,259	253,278,094	10,330,835
					(90,900,150)
Contracts to Sell:
30-Day Federal Funds	3,028	7/22	1,240,501,063	1,240,664,537	(163,474)
3-Month SOFR	3,111	12/22	754,007,626	754,767,488	(759,862)
U.S. Treasury 10-Year Notes	3,262	9/22	380,514,099	386,648,937	(6,134,838)
U.S. Treasury Long- Term Bonds	5,730	9/22	800,400,783	794,321,250	6,079,533
					(978,641)
Net unrealized depreciation on open futures contracts					$(91,878,791)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At June 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$265,050,000	11/18/23	3.970%**	CPURNSA**	$(977,871)	$8,952,055
1,811,934,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(41,929,655)
193,590,000	10/20/26	2.950%**	CPURNSA**	(101,309)	7,294,383
265,050,000	11/18/26	CPURNSA**	3.370%**	2,481,191	(6,479,974)
301,200,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(516,100)	9,865,246

See Notes to Financial Statements.

84	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$199,570,000	3/4/27	Daily SOFR Compound annually	1.550% annually	$(289,537)	$(10,135,231)
643,977,000	5/15/27	0.710% annually	Daily SOFR Compound annually	2,165,229	57,949,114
168,148,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(1,162,587)	15,714,544
433,616,000	8/15/28	1.130% annually	Daily SOFR Compound annually	3,095,991	36,419,190
220,355,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(91,613)	19,055,655
175,011,000	2/15/29	2.850% annually	Daily SOFR Compound annually	(300,324)	(845,428)
193,590,000	10/20/31	CPURNSA**	2.770%**	155,200	(5,194,836)
193,590,000	10/20/31	1.733% annually	Daily SOFR Compound annually	762,615	7,543,364
100,642,000	3/18/32	2.000% annually	Daily SOFR Compound annually	815,776	5,805,549
165,060,000	7/20/45	0.560% annually	Daily SOFR annually	1,319,601	60,279,534
67,600,000	8/19/45	0.740% annually	Daily SOFR annually	—	23,180,378
90,137,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	711,792	21,181,531
115,863,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(1,270,317)	26,075,940
96,727,000	2/15/47	1.729% annually	Daily SOFR Compound annually	1,253,253	15,862,909
122,480,000	5/15/47	1.630% annually	Daily SOFR Compound annually	5,513,485	18,358,699

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	85

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$10,332,000	8/15/47	1.650% annually	Daily SOFR Compound annually	$1,038,864	$941,272
	93,850,000	4/21/52	2.500% annually	Daily SOFR Compound annually	160,425	2,052,372
Total	$5,927,372,000				$14,763,764	$271,946,611

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Banc of America Securities LLC (PrimeX.FRM.1), 4.420%, due 7/25/36	$229,655	7/25/36	4.420% monthly	$23,482	$11,710	$11,772	(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.38 Index	$5,883,826,000	6/20/27	1.000% quarterly	$(2,718,328)	$74,825,416	$(77,543,744)

See Notes to Financial Statements.

86	Western Asset Core Bond Fund 2022 Semi-Annual Report

Western Asset Core Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

**	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	87

Statement of assets and liabilities (unaudited)

June 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $17,780,325,204)	$15,817,574,773
Investments in affiliated securities, at value (Cost — $27,698,901)	27,593,901
Foreign currency, at value (Cost — $48)	46
Cash	19,999,761
Receivable for securities sold	693,680,640
Deposits with brokers for centrally cleared swap contracts	247,496,974
Interest receivable from unaffiliated investments	102,283,377
Receivable for Fund shares sold	56,844,239
Deposits with brokers for open futures contracts and exchange-traded options	42,511,792
Receivable from brokers — net variation margin on open futures contracts	39,231,963
Deposits with brokers for TBA securities	2,330,000
Principal paydown receivable	1,448,725
Receivable for premiums on written options	831,584
Deposits with brokers for OTC derivatives	440,000
Interest receivable from affiliated investments	26,913
OTC swaps, at value (premiums paid — $11,710)	23,482
Dividends receivable from affiliated investments	20,138
Receivable for open OTC swap contracts	2,078
Other assets	1,487
Other receivables	1,144
Prepaid expenses	147,648
Total Assets	17,052,490,665

Liabilities:
Payable for securities purchased	1,111,035,251
Payable for Fund shares repurchased	55,420,959
Payable to brokers — net variation margin on centrally cleared swap contracts	30,051,348
Written options, at value (premiums received — $22,852,245)	25,494,854
Distributions payable	4,678,894
Investment management fee payable	4,633,608
Service and/or distribution fees payable	221,725
Directors’ fees payable	47,843
Accrued expenses	3,843,444
Total Liabilities	1,235,427,926
Total Net Assets	$15,817,062,739

Net Assets:
Par value (Note 7)	$1,416,316
Paid-in capital in excess of par value	18,654,127,339
Total distributable earnings (loss)	(2,838,480,916)
Total Net Assets	$15,817,062,739

See Notes to Financial Statements.

88	Western Asset Core Bond Fund 2022 Semi-Annual Report

Net Assets:
Class A	$628,597,508
Class C	$57,412,882
Class C1	$484,627
Class FI	$160,646,542
Class R	$25,738,642
Class I	$9,773,270,047
Class IS	$5,170,912,491

Shares Outstanding:
Class A	56,318,852
Class C	5,142,763
Class C1	43,317
Class FI	14,383,899
Class R	2,303,872
Class I	875,522,062
Class IS	462,601,712

Net Asset Value:
Class A (and redemption price)	$11.16
Class C*	$11.16
Class C1*	$11.19
Class FI (and redemption price)	$11.17
Class R (and redemption price)	$11.17
Class I (and redemption price)	$11.16
Class IS (and redemption price)	$11.18
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%; 3.75% effective August 15, 2022)	$11.66
*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	89

Statement of operations (unaudited)

For the Six Months Ended June 30, 2022

Investment Income:
Interest from unaffiliated investments	$230,291,334
Interest from affiliated investments	52,576
Dividends from unaffiliated investments	1,270,629
Dividends from affiliated investments	142,274
Less: Foreign taxes withheld	(64,227)
Total Investment Income	231,692,586

Expenses:
Investment management fee (Note 2)	36,398,371
Transfer agent fees (Note 5)	8,156,473
Service and/or distribution fees (Notes 2 and 5)	1,468,732
Registration fees	297,133
Legal fees	232,898
Directors’ fees	180,404
Fund accounting fees	128,963
Fees recaptured by investment manager (Note 2)	87,982
Commitment fees (Note 9)	72,003
Insurance	47,978
Custody fees	47,189
Shareholder reports	39,027
Audit and tax fees	38,654
Miscellaneous expenses	32,331
Total Expenses	47,228,138
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(5,407,789)
Net Expenses	41,820,349
Net Investment Income	189,872,237

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(581,389,162)
Futures contracts	(369,526,632)
Written options	135,932,292
Swap contracts	61,661,944
Net Realized Loss	(753,321,558)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(2,284,976,333)
Investments in affiliated securities	(107,911)
Futures contracts	(50,685,464)
Written options	(3,893,507)
Swap contracts	129,478,985
Foreign currencies	(2)
Change in Net Unrealized Appreciation (Depreciation)	(2,210,184,232)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	(2,963,505,790)
Decrease in Net Assets From Operations	$(2,773,633,553)

See Notes to Financial Statements.

90	Western Asset Core Bond Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$189,872,237	$314,404,980
Net realized gain (loss)	(753,321,558)	66,711,958
Change in net unrealized appreciation (depreciation)	(2,210,184,232)	(766,933,615)
Decrease in Net Assets From Operations	(2,773,633,553)	(385,816,677)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(204,017,955)	(480,225,898)
Decrease in Net Assets From Distributions to Shareholders	(204,017,955)	(480,225,898)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,608,773,046	7,830,094,348
Reinvestment of distributions	177,212,044	419,510,683
Cost of shares repurchased	(4,965,132,361)	(6,484,843,851)
Increase (Decrease) in Net Assets From Fund Share Transactions	(2,179,147,271)	1,764,761,180
Increase (Decrease) in Net Assets	(5,156,798,779)	898,718,605

Net Assets:
Beginning of period	20,973,861,518	20,075,142,913
End of period	$15,817,062,739	$20,973,861,518

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	91

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.09	$13.65	$13.01	$12.21	$12.66	$12.32

Income (loss) from operations:
Net investment income	0.10	0.15	0.21	0.32	0.30	0.24
Net realized and unrealized gain (loss)	(1.92)	(0.45)	0.92	0.91	(0.44)	0.35
Total income (loss) from operations	(1.82)	(0.30)	1.13	1.23	(0.14)	0.59

Less distributions from:
Net investment income	(0.11)	(0.22)	(0.28)	(0.34)	(0.31)	(0.25)
Net realized gains	—	(0.04)	(0.21)	(0.09)	—	—
Total distributions	(0.11)	(0.26)	(0.49)	(0.43)	(0.31)	(0.25)

Net asset value, end of period	$11.16	$13.09	$13.65	$13.01	$12.21	$12.66
Total return[3]	(13.91)%	(2.20)%	8.72%	10.03%	(0.99)%	4.82%

Net assets, end of period (millions)	$629	$731	$700	$520	$320	$419

Ratios to average net assets:
Gross expenses	0.83%[4]	0.82%	0.83%[5]	0.84%[5]	0.84%[5]	0.86%[5]
Net expenses[6,7]	0.82 [4]	0.82	0.82 [5]	0.82 [5]	0.82 [5]	0.82 [5]
Net investment income	1.76 [4]	1.16	1.55	2.50	2.48	1.95

Portfolio turnover rate[8]	31%	72%	111%	125%[9]	115%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 35% for the six months ended June 30, 2022 and 109%, 159%, 201%, 380% and 363% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

92	Western Asset Core Bond Fund 2022 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.09	$13.65	$13.01	$12.22	$12.67	$12.33

Income (loss) from operations:
Net investment income	0.06	0.06	0.11	0.23	0.22	0.15
Net realized and unrealized gain (loss)	(1.92)	(0.45)	0.92	0.90	(0.44)	0.35
Total income (loss) from operations	(1.86)	(0.39)	1.03	1.13	(0.22)	0.50

Less distributions from:
Net investment income	(0.07)	(0.13)	(0.18)	(0.25)	(0.23)	(0.16)
Net realized gains	—	(0.04)	(0.21)	(0.09)	—	—
Total distributions	(0.07)	(0.17)	(0.39)	(0.34)	(0.23)	(0.16)

Net asset value, end of period	$11.16	$13.09	$13.65	$13.01	$12.22	$12.67
Total return[3]	(14.21)%	(2.88)%	7.96%	9.27%	(1.76)%	4.08%

Net assets, end of period (000s)	$57,413	$83,677	$98,221	$65,850	$46,145	$54,052

Ratios to average net assets:
Gross expenses	1.53%[4]	1.52%	1.52%	1.52%	1.53%	1.53%
Net expenses[5]	1.53 [4,6]	1.52 [6]	1.51 [6]	1.52 [6]	1.52 [6]	1.53
Net investment income	1.02 [4]	0.46	0.84	1.80	1.78	1.23

Portfolio turnover rate[7]	31%	72%	111%	125%[8]	115%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 35% for the six months ended June 30, 2022 and 109%, 159%, 201%, 380% and 363% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 respectively.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	93

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.12	$13.66	$13.02	$12.22	$12.67	$12.33

Income (loss) from operations:
Net investment income	0.07	0.09	0.16	0.29	0.26	0.19
Net realized and unrealized gain (loss)	(1.92)	(0.43)	0.91	0.89	(0.44)	0.35
Total income (loss) from operations	(1.85)	(0.34)	1.07	1.18	(0.18)	0.54

Less distributions from:
Net investment income	(0.08)	(0.16)	(0.22)	(0.29)	(0.27)	(0.20)
Net realized gains	—	(0.04)	(0.21)	(0.09)	—	—
Total distributions	(0.08)	(0.20)	(0.43)	(0.38)	(0.27)	(0.20)

Net asset value, end of period	$11.19	$13.12	$13.66	$13.02	$12.22	$12.67
Total return[3]	(14.10)%	(2.48)%	8.24%	9.73%	(1.43)%	4.39%

Net assets, end of period (000s)	$485	$658	$1,649	$2,686	$12,024	$14,844

Ratios to average net assets:
Gross expenses	1.35%[4]	1.26%	1.25%	1.19%	1.19%	1.23%
Net expenses[5,6]	1.35 [4]	1.25	1.25	1.19	1.19	1.23
Net investment income	1.21 [4]	0.69	1.17	2.30	2.11	1.53

Portfolio turnover rate[7]	31%	72%	111%	125%[8]	115%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 35% for the six months ended June 30, 2022 and 109%, 159%, 201%, 380% and 363% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 respectively.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

94	Western Asset Core Bond Fund 2022 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.10	$13.66	$13.01	$12.22	$12.67	$12.33

Income (loss) from operations:
Net investment income	0.10	0.16	0.22	0.32	0.31	0.25
Net realized and unrealized gain (loss)	(1.91)	(0.46)	0.92	0.90	(0.45)	0.34
Total income (loss) from operations	(1.81)	(0.30)	1.14	1.22	(0.14)	0.59

Less distributions from:
Net investment income	(0.12)	(0.22)	(0.28)	(0.34)	(0.31)	(0.25)
Net realized gains	—	(0.04)	(0.21)	(0.09)	—	—
Total distributions	(0.12)	(0.26)	(0.49)	(0.43)	(0.31)	(0.25)

Net asset value, end of period	$11.17	$13.10	$13.66	$13.01	$12.22	$12.67
Total return[3]	(13.90)%	(2.18)%	8.73%	10.13%	(1.06)%	4.83%

Net assets, end of period (millions)	$161	$199	$207	$234	$181	$245

Ratios to average net assets:
Gross expenses	0.81%[4]	0.80%	0.80%	0.81%	0.81%	0.81%
Net expenses[5,6]	0.81 [4]	0.80	0.79	0.80	0.81	0.81
Net investment income	1.75 [4]	1.18	1.60	2.54	2.49	1.96

Portfolio turnover rate[7]	31%	72%	111%	125%[8]	115%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 35% for the six months ended June 30, 2022 and 109%, 159%, 201%, 380% and 363% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 respectively.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	95

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.10	$13.66	$13.02	$12.23	$12.68	$12.33

Income (loss) from operations:
Net investment income	0.08	0.11	0.17	0.28	0.26	0.20
Net realized and unrealized gain (loss)	(1.91)	(0.45)	0.91	0.90	(0.44)	0.36
Total income (loss) from operations	(1.83)	(0.34)	1.08	1.18	(0.18)	0.56

Less distributions from:
Net investment income	(0.10)	(0.18)	(0.23)	(0.30)	(0.27)	(0.21)
Net realized gains	—	(0.04)	(0.21)	(0.09)	—	—
Total distributions	(0.10)	(0.22)	(0.44)	(0.39)	(0.27)	(0.21)

Net asset value, end of period	$11.17	$13.10	$13.66	$13.02	$12.23	$12.68
Total return[3]	(14.04)%	(2.50)%	8.37%	9.68%	(1.39)%	4.56%

Net assets, end of period (000s)	$25,739	$35,216	$31,357	$26,359	$24,268	$28,847

Ratios to average net assets:
Gross expenses	1.18%[4]	1.15%	1.13%	1.13%	1.14%[5]	1.16%
Net expenses[6,7]	1.15 [4]	1.14	1.13	1.13	1.14 [5]	1.15
Net investment income	1.41 [4]	0.84	1.24	2.23	2.16	1.63

Portfolio turnover rate[8]	31%	72%	111%	125%[9]	115%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 35% for the six months ended June 30, 2022 and 109%, 159%, 201%, 380% and 363% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

96	Western Asset Core Bond Fund 2022 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.09	$13.65	$13.01	$12.21	$12.66	$12.32

Income (loss) from operations:
Net investment income	0.13	0.20	0.26	0.37	0.35	0.29
Net realized and unrealized gain (loss)	(1.92)	(0.45)	0.92	0.91	(0.44)	0.35
Total income (loss) from operations	(1.79)	(0.25)	1.18	1.28	(0.09)	0.64

Less distributions from:
Net investment income	(0.14)	(0.27)	(0.33)	(0.39)	(0.36)	(0.30)
Net realized gains	—	(0.04)	(0.21)	(0.09)	—	—
Total distributions	(0.14)	(0.31)	(0.54)	(0.48)	(0.36)	(0.30)

Net asset value, end of period	$11.16	$13.09	$13.65	$13.01	$12.21	$12.66
Total return[3]	(13.75)%	(1.84)%	9.12%	10.44%	(0.63)%	5.21%

Net assets, end of period (millions)	$9,773	$13,094	$13,191	$8,470	$5,354	$5,627

Ratios to average net assets:
Gross expenses	0.54%[4]	0.53%	0.54%[5]	0.54%[5]	0.53%	0.55%
Net expenses[6,7]	0.45 [4]	0.45	0.45 [5]	0.45 [5]	0.45	0.45
Net investment income	2.11 [4]	1.53	1.91	2.88	2.86	2.32

Portfolio turnover rate[8]	31%	72%	111%	125%[9]	115%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 35% for the six months ended June 30, 2022 and 109%, 159%, 201%, 380% and 363% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Semi-Annual Report	97

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.11	$13.67	$13.03	$12.23	$12.68	$12.34

Income (loss) from operations:
Net investment income	0.13	0.21	0.26	0.38	0.36	0.30
Net realized and unrealized gain (loss)	(1.92)	(0.46)	0.92	0.90	(0.45)	0.34
Total income (loss) from operations	(1.79)	(0.25)	1.18	1.28	(0.09)	0.64

Less distributions from:
Net investment income	(0.14)	(0.27)	(0.33)	(0.39)	(0.36)	(0.30)
Net realized gains	—	(0.04)	(0.21)	(0.09)	—	—
Total distributions	(0.14)	(0.31)	(0.54)	(0.48)	(0.36)	(0.30)

Net asset value, end of period	$11.18	$13.11	$13.67	$13.03	$12.23	$12.68
Total return[3]	(13.71)%	(1.80)%	9.14%	10.55%	(0.68)%	5.23%

Net assets, end of period (millions)	$5,171	$6,830	$5,846	$4,197	$3,485	$3,051

Ratios to average net assets:
Gross expenses	0.42%[4,5]	0.42%	0.42%[5]	0.43%[5]	0.42%[5]	0.44%
Net expenses[6,7]	0.42 [4,5]	0.42 [5]	0.42 [5]	0.42 [5]	0.42 [5]	0.42
Net investment income	2.14 [4]	1.56	1.95	2.94	2.91	2.35

Portfolio turnover rate[8]	31%	72%	111%	125%[9]	115%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, the expense limitation was 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 35% for the six months ended June 30, 2022 and 109%, 159%, 201%, 380% and 363% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 respectively.

9 Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

98	Western Asset Core Bond Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the

Western Asset Core Bond Fund 2022 Semi-Annual Report	99

Notes to financial statements (unaudited) (cont’d)

effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

100	Western Asset Core Bond Fund 2022 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

		ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$1,809,135,438	$7,444,551	$1,816,579,989
Other Corporate Bonds & Notes	—	3,880,378,385	—	3,880,378,385
Mortgage-Backed Securities	—	4,142,845,363	—	4,142,845,363
U.S. Government & Agency Obligations	—	2,336,438,880	—	2,336,438,880
Collateralized Mortgage Obligations	—	1,967,362,787	—	1,967,362,787
Asset-Backed Securities	—	1,211,792,012	—	1,211,792,012
Sovereign Bonds	—	463,139,235	—	463,139,235
Purchased Options:
Exchange-Traded Purchased Options	$4,732,469	—	—	4,732,469
OTC Purchased Options	—	16,889	—	16,889
Municipal Bonds	—	183,764	—	183,764
Total Long-Term Investments	4,732,469	15,811,292,753	7,444,551	15,823,469,773
Short-Term Investments†	21,698,901	—	—	21,698,901
Total Investments	$26,431,370	$15,811,292,753	$7,444,551	$15,845,168,674

Western Asset Core Bond Fund 2022 Semi-Annual Report	101

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$18,599,113	—	—	$18,599,113
Centrally Cleared Interest Rate Swaps††	—	$336,531,735	—	336,531,735
OTC Credit Default Swaps on Credit Indices — Sell Protection‡	—	—	$23,482	23,482
Total Other Financial Instruments	$18,599,113	$336,531,735	$23,482	$355,154,330
Total	$45,030,483	$16,147,824,488	$7,468,033	$16,200,323,004

	LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$24,834,941	—	—	$24,834,941
OTC Written Options	—	$659,913	—	659,913
Futures Contracts††	110,477,904	—	—	110,477,904
Centrally Cleared Interest Rate Swaps††	—	64,585,124	—	64,585,124
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	77,543,744	—	77,543,744
Total	$135,312,845	$142,788,781	—	$278,101,626

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

102	Western Asset Core Bond Fund 2022 Semi-Annual Report

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps

Western Asset Core Bond Fund 2022 Semi-Annual Report	103

Notes to financial statements (unaudited) (cont’d)

involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2022, the total notional value of all credit default swaps to sell protection was $5,884,055,655. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2022, see Note 4.

104	Western Asset Core Bond Fund 2022 Semi-Annual Report

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have

Western Asset Core Bond Fund 2022 Semi-Annual Report	105

Notes to financial statements (unaudited) (cont’d)

credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is

106	Western Asset Core Bond Fund 2022 Semi-Annual Report

marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset Core Bond Fund 2022 Semi-Annual Report	107

Notes to financial statements (unaudited) (cont’d)

At June 30, 2022, the Fund held non-cash collateral for TBA securities from Bank of America N.A. and BNP Paribas SA in the amounts of $253,573 and $365,878, respectively.

(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(l) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of

108	Western Asset Core Bond Fund 2022 Semi-Annual Report

default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Western Asset Core Bond Fund 2022 Semi-Annual Report	109

Notes to financial statements (unaudited) (cont’d)

As of June 30, 2022, the Fund held OTC written options with credit related contingent features which had a net liability-position of $659,913. If a contingent feature would have been triggered, the Fund would-have been required to pay this amount to its derivatives counterparties.

At June 30, 2022, the Fund held cash collateral from BNP Paribas SA in the amount of $440,000. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(p) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is

110	Western Asset Core Bond Fund 2022 Semi-Annual Report

required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset and Western Asset London monthly all of the management fee that LMPFA receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 0.82%, 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2022, fees waived and/or expenses reimbursed amounted to $5,407,789, which included an affiliated money market fund waiver of $44,014.

Western Asset Core Bond Fund 2022 Semi-Annual Report	111

Notes to financial statements (unaudited) (cont’d)

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2022	$47,809	$1,193	$32	$3,282	$414	$9,206,473	$112,401
Expires December 31, 2023	11,018	—	—	—	—	11,068,361	—
Expires December 31, 2024	47,838	—	—	—	4,058	5,311,878	—
Total fee waivers/expense reimbursements subject to recapture	$106,665	$1,193	$32	$3,282	$4,472	$25,586,712	$112,401

For the six months ended June 30, 2022, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class IS
LMPFA recaptured	$87,982

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% (3.75% effective August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 ($500,000 effective August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

112	Western Asset Core Bond Fund 2022 Semi-Annual Report

For the six months ended June 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$58,775	—
CDSCs	3,594	$1,301

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,203,549,940	$5,281,041,516
Sales	1,635,393,820	7,184,401,548

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$17,808,024,105	$34,173,649	$(1,997,029,080)	$(1,962,855,431)
Written options	(22,852,245)	6,874,141	(9,516,750)	(2,642,609)
Futures contracts	—	18,599,113	(110,477,904)	(91,878,791)
Swap contracts	89,600,890	336,543,507	(142,128,868)	194,414,639

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2022.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$4,732,469	$16,889	$4,749,358
Futures contracts[3]	18,599,113	—	18,599,113
OTC swap contracts[4]	—	23,482	23,482
Centrally cleared swap contracts[5]	336,531,735	—	336,531,735
Total	$359,863,317	$40,371	$359,903,688

Western Asset Core Bond Fund 2022 Semi-Annual Report	113

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$24,834,941	$659,913	$25,494,854
Futures contracts[3]	110,477,904	—	110,477,904
Centrally cleared swap contracts[5]	64,585,124	77,543,744	142,128,868
Total	$199,897,969	$78,203,657	$278,101,626

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(44,735,531)	—	$(44,735,531)
Futures contracts	(369,526,632)	—	(369,526,632)
Written options	135,932,292	—	135,932,292
Swap contracts	71,415,206	$(9,753,262)	61,661,944
Total	$(206,914,665)	$(9,753,262)	$(216,667,927)
[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

114	Western Asset Core Bond Fund 2022 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$2,390,537	$(656,971)	$1,733,566
Futures contracts	(50,685,464)	—	(50,685,464)
Written options	(3,957,994)	64,487	(3,893,507)
Swap contracts	212,756,569	(83,277,584)	129,478,985
Total	$160,503,648	$(83,870,068)	$76,633,580

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$3,665,900
Written options	21,210,224
Futures contracts (to buy)	17,273,055,384
Futures contracts (to sell)	3,810,606,351

Average Notional Balance
Interest rate swap contracts	$6,596,514,714
Credit default swap contracts (buy protection)†	639
Credit default swap contracts (sell protection)	5,213,734,184

†	At June 30, 2022, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4]
Banc of America Securities LLC	$23,482	—	$23,482	—	$23,482
BNP Paribas SA	16,889	$(659,913)	(643,024)	$440,000	(203,024)
Total	$40,371	$(659,913)	$(619,542)	$440,000	$(179,542)

Western Asset Core Bond Fund 2022 Semi-Annual Report	115

Notes to financial statements (unaudited) (cont’d)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$828,606	$561,875
Class C	345,669	38,538
Class C1	1,925	638
Class FI	220,149	131,931
Class R	72,383	38,186
Class I	—	7,307,107
Class IS	—	78,198
Total	$1,468,732	$8,156,473

For the six months ended June 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$49,459
Class C	167
Class C1	1
Class FI	426
Class R	4,128
Class I	5,338,976
Class IS	14,632
Total	$5,407,789

116	Western Asset Core Bond Fund 2022 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Net Investment Income:
Class A	$6,351,069	$11,898,696
Class C	412,400	877,824
Class C1	3,770	12,952
Class FI	1,682,204	3,351,589
Class R	227,753	442,377
Class I	126,562,270	266,525,179
Class IS	68,778,489	134,140,794
Total	$204,017,955	$417,249,411
Net Realized Gains:
Class A	—	$2,188,795
Class C	—	286,967
Class C1	—	3,886
Class FI	—	611,407
Class R	—	107,413
Class I	—	39,899,651
Class IS	—	19,878,368
Total	—	$62,976,487

7. Capital shares

At June 30, 2022, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	10,932,445	$130,133,616	24,583,525	$326,168,636
Shares issued on reinvestment	329,232	3,876,972	659,538	8,706,982
Shares repurchased	(10,824,715)	(129,133,337)	(20,665,092)	(273,786,684)
Net increase	436,962	$4,877,251	4,577,971	$61,088,934

Class C
Shares sold	324,106	$3,857,780	1,347,568	$17,875,620
Shares issued on reinvestment	28,326	333,316	68,462	903,770
Shares repurchased	(1,600,727)	(18,992,030)	(2,220,545)	(29,403,003)
Net decrease	(1,248,295)	$(14,800,934)	(804,515)	$(10,623,613)

Western Asset Core Bond Fund 2022 Semi-Annual Report	117

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class C1
Shares sold	261	$3,163	662	$9,710
Shares issued on reinvestment	319	3,765	1,226	16,214
Shares repurchased	(7,419)	(90,416)	(72,458)	(967,860)
Net decrease	(6,839)	$(83,488)	(70,570)	$(941,936)

Class FI
Shares sold	2,169,090	$25,792,549	5,203,336	$68,771,243
Shares issued on reinvestment	138,249	1,631,742	289,841	3,828,789
Shares repurchased	(3,105,667)	(36,886,548)	(5,468,349)	(72,410,582)
Net increase (decrease)	(798,328)	$(9,462,257)	24,828	$189,450

Class R
Shares sold	257,966	$3,103,865	1,197,815	$15,889,103
Shares issued on reinvestment	19,021	224,396	40,626	536,897
Shares repurchased	(660,896)	(8,073,507)	(845,892)	(11,208,586)
Net increase (decrease)	(383,909)	$(4,745,246)	392,549	$5,217,414

Class I
Shares sold	150,961,843	$1,804,224,713	368,329,264	$4,888,106,359
Shares issued on reinvestment	9,901,223	116,978,900	21,522,412	284,218,822
Shares repurchased	(285,601,072)	(3,401,787,406)	(356,106,513)	(4,704,534,082)
Net increase (decrease)	(124,738,006)	$(1,480,583,793)	33,745,163	$467,791,099

Class IS
Shares sold	53,246,400	$641,657,360	189,355,922	$2,513,273,677
Shares issued on reinvestment	4,577,866	54,162,953	9,175,041	121,299,209
Shares repurchased	(116,222,801)	(1,370,169,117)	(105,273,636)	(1,392,533,054)
Net increase (decrease)	(58,398,535)	$(674,348,804)	93,257,327	$1,242,039,832

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all

118	Western Asset Core Bond Fund 2022 Semi-Annual Report

or some portion of the six months ended June 30, 2022. The following transactions were effected in such companies for the six months ended June 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	$6,002,911	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2,514,482,983	2,514,482,983	$2,492,784,082	2,492,784,082
	$6,002,911	$2,514,482,983		$2,492,784,082

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	$52,576	$(107,911)	$5,895,000
Western Asset Premier Institutional Government Reserves, Premium Shares	—	142,274	—	21,698,901
	—	$194,850	$(107,911)	$27,593,901

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of

Western Asset Core Bond Fund 2022 Semi-Annual Report	119

Notes to financial statements (unaudited) (cont’d)

the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2022.

10. Deferred capital losses

As of December 31, 2021, the Fund had deferred capital losses of $160,443,820, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and

120	Western Asset Core Bond Fund 2022 Semi-Annual Report

the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At June 30, 2022, the Fund had 1.69% of its net assets invested in securities with significant economic risk or exposure to Russia.

Western Asset Core Bond Fund 2022 Semi-Annual Report	121

Board approval of management and subadvisory agreements

(unaudited)

The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Corporation and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 19, 2022. At an in-person meeting held on May 12, 2022, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreement between LMPFA and the Non-U.S. Subadviser.

In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

122	Western Asset Core Bond Fund

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 4- and 10-year periods ended December 31, 2021. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional core bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 3-, 5- and 10-year periods ended December 31, 2021 was above the median and that its performance for the 1- period ended December 31, 2021 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 3-, 5- and 10- year periods and trailed the performance of its benchmark index for the 1-year period ended December 31, 2021. The Board considered the

Western Asset Core Bond Fund	123

Board approval of management and subadvisory agreements

(unaudited) (cont’d)

factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Directors also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional core bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and the Actual Management Fee was slightly below the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2023.

The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was above the median and Actual Management Fee was slightly below the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the

124	Western Asset Core Bond Fund

terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Core Bond Fund	125

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

126	Western Asset Core Bond Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Core Bond Fund	127

Western Asset

Core Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012825 8/22 SR22-4465

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2022